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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                      Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Absolute Return Credit Fund

 Schedule of Investments 12/31/12

 Principal

 Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 3.5%

 Energy - 0.7%

 Oil & Gas Exploration & Production - 0.4%

 100,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 $

 80,750

 250,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 252,344

 100,000

 B-/NR

 Stone Energy Corp., 1.75%, 3/1/17 (144A)

 87,750

 $

 420,844

 Oil & Gas Storage & Transportation - 0.2%

 200,000

 NR/NR

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 195,800

 Coal & Consumable Fuels - 0.1%

 223,000

 CC/B2

 James River Coal Co., 3.125%, 3/15/18

 $

 68,991

 Total Energy

 $

 685,635

 Capital Goods - 0.6%

 Electrical Components & Equipment - 0.1%

 100,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 107,875

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 100,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 90,812

 250,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26 (144A)

 229,219

 100,000

 CCC+/NR

 Navistar International Corp., 3.0%, 10/15/14

 91,312

 $

 411,343

 Total Capital Goods

 $

 519,218

 Health Care Equipment & Services - 0.5%

 Health Care Equipment - 0.1%

 100,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 $

 87,500

 Managed Health Care - 0.3%

 300,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42 (144A)

 $

 322,688

 Health Care Technology - 0.1%

 100,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 $

 83,750

 Total Health Care Equipment & Services

 $

 493,938

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.2%

 50,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32 (144A)

 $

 63,312

 130,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 152,912

 $

 216,224

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 216,224

 Diversified Financials - 0.1%

 Consumer Finance - 0.1%

 115,000

 B+/NR

 DFC Global Corp., 3.25%, 4/15/17 (144A)

 $

 125,278

 Total Diversified Financials

 $

 125,278

 Software & Services - 0.2%

 Application Software - 0.2%

 175,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 205,734

 Total Software & Services

 $

 205,734

 Technology Hardware & Equipment - 0.3%

 Computer Storage & Peripherals - 0.2%

 150,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 174,000

 Electronic Components - 0.1%

 180,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 140,625

 Total Technology Hardware & Equipment

 $

 314,625

 Semiconductors & Semiconductor Equipment - 0.8%

 Semiconductor Equipment - 0.3%

 125,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 123,516

 100,000

 BBB-/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 124,500

 $

 248,016

 Semiconductors - 0.5%

 50,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 51,844

 30,000

 A-/A2

 Intel Corp., 3.25%, 8/1/39

 35,156

 55,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

 52,525

 50,000

 NR/NR

 JinkoSolar Holding Co, Ltd., 4.0%, 5/15/16 (144A)

 21,031

 150,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 76,688

 250,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 235,625

 $

 472,869

 Total Semiconductors & Semiconductor Equipment

 $

 720,885

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 100,000

 B/NR

 Ciena Corp., 0.875%, 6/15/17

 $

 86,188

 Total Telecommunication Services

 $

 86,188

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $3,513,685)

 $

 3,367,725

 PREFERRED STOCKS - 1.1%

 Banks - 0.5%

 Diversified Banks - 0.2%

 2,250

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 $

 64,440

 6,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 166,440

 $

 230,880

 Regional Banks - 0.3%

 2,500

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note, 12/31/99 (Perpetual) (144A)

 $

 261,641

 Total Banks

 $

 492,521

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.4%

 5,125

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 142,988

 7,750

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 206,538

 $

 349,526

 Consumer Finance - 0.1%

 100

 CCC+/B3

 Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)

 $

 98,222

 Total Diversified Financials

 $

 447,748

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 4,400

 BBB-/Baa3

 Qwest Corp., 7.375%, 6/1/51

 $

 117,964

 Total Telecommunication Services

 $

 117,964

 TOTAL PREFERRED STOCKS

 (Cost $973,902)

 $

 1,058,233

 CONVERTIBLE PREFERRED STOCKS - 0.1%

 Banks - 0.1%

 Diversified Banks - 0.1%

 100

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 122,500

 Total Banks

 $

 122,500

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $100,637)

 $

 122,500

 ASSET BACKED SECURITIES - 0.9%

 Materials - 0.0%

 Precious Metals & Minerals - 0.0%

 22,215

 BBB/NR

 Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)

 $

 23,153

 Total Materials

 $

 23,153

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.2%

 221,271

 BB/NR

 Westgate Resorts LLC, 9.0%, 1/20/25 (144A)

 $

 225,143

 Total Consumer Services

 $

 225,143

 Banks - 0.6%

 Thrifts & Mortgage Finance - 0.6%

 85,000

 1.26

 AA+/A2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34

 $

 73,845

 100,000

 BB/NR

 CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)

 100,268

 73,106

 BB/B2

 Citicorp Residential Mortgage Securities, Inc., 5.836%, 7/25/36 (Step)

 72,834

 125,000

 B-/B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37 (Step)

 123,506

 122,749

 BB-/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 122,410

 35,749

 4.46

 BB+/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 35,896

 89,501

 0.38

 NR/Caa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/36 (144A)

 76,100

 2,545

 B+/A2

 Structured Asset Securities Corp., 4.51%, 2/25/35 (Step)

 2,544

 $

 607,403

 Total Banks

 $

 607,403

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 60,600

 BB/NR

 Sierra Receivables Funding Co LLC, 9.31%, 7/20/28 (144A)

 $

 62,491

 Total Diversified Financials

 $

 62,491

 TOTAL ASSET BACKED SECURITIES

 (Cost $867,621)

 $

 918,190

 COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.2%

 227,000

 BB+/NR

 Motel 6 Trust, 4.274%, 10/5/25 (144A)

 $

 228,335

 Total Consumer Services

 $

 228,335

 Banks - 2.8%

 Thrifts & Mortgage Finance - 3.4%

 300,000

 5.74

 NR/Baa3

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 3/15/49

 $

 299,555

 200,000

 5.03

 NR/Aaa

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 9/20/51 (144A)

 204,571

 75,286

 NR/Baa1

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34

 80,187

 92,350

 0.39

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 90,777

 100,000

 5.77

 NR/A2

 COMM 2010-C1 Mortgage Trust, Floating Rate Note, 7/10/46 (144A)

 120,323

 100,000

 NR/Baa3

 COMM 2011-THL Mortgage Trust, 5.949%, 6/9/28 (144A)

 103,844

 100,000

 4.86

 NR/Baa3

 COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/15/45 (144A)

 91,731

 303,000

 4.58

 BBB-/Baa3

 COMM 2012-CCRE4 Mortgage Trust, Floating Rate Note, 10/15/45 (144A)

 264,474

 125,094

 BBB-/B3

 Countrywide Alternative Loan Trust, 5.75%, 3/25/34

 123,196

 50,325

 5.59

 AAA/NR

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 1/25/33

 50,947

 100,000

 NR/NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)

 101,120

 105,934

 5.25

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 104,620

 259,813

 3.02

 NR/Caa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35

 243,067

 196,428

 5.29

 B-/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 188,134

 72,163

 0.99

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 69,085

 300,000

 6.71

 NR/NR

 New York Securitization Trust 2012-1, Floating Rate Note, 12/27/24 (144A)

 300,000

 249,953

 NR/Baa3

 RCMC LLC, 5.623%, 11/15/44 (144A)

 249,953

 105,066

 1.61

 B-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 92,764

 200,000

 4.44

 BBB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 12/25/59 (144A)

 200,625

 19,843

 CC/Caa2

 Structured Asset Securities Corp., 6.0%, 8/25/35

 17,971

 30,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 31,028

 100,000

 NR/Ba2

 Wells Fargo Commercial Mortgage Trust, 4.0%, 11/15/43 (144A)

 79,229

 50,000

 AA-/NR

 WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)

 52,639

 100,000

 5.46

 NR/Baa3

 WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 99,177

 50,000

 5.25

 NR/Baa1

 WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)

 52,877

 $

 3,311,894

 Total Banks

 $

 3,311,894

 Diversified Financials - 1.2%

 Other Diversified Financial Services - 0.8%

 113,538

 5.44

 NR/A2

 DBUBS Mortgage Trust, Floating Rate Note, 7/10/44 (144A)

 $

 128,173

 100,000

 0.91

 BBB+/A3

 Morgan Stanley Capital I, Inc. Class C, Floating Rate Note, 12/15/20 (144A)

 92,961

 105,000

 7.35

 B+/Ba3

 Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/32 (144A)

 107,666

 76,524

 AAA/NR

 RALI Trust, 6.0%, 10/25/34

 77,983

 250,000

 NR/NR

 Vericrest Opportunity Loan Transferee, 6.414%, 2/26/52 (144A)

 252,838

 100,000

 8.11

 NR/NR

 Vericrest Opportunity Loan Trust 2012-NPL1, Floating Rate Note, 3/25/49 (144A)

 101,109

 $

 760,730

 Specialized Finance - 0.1%

 125,000

 5.80

 BB-/NR

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 $

 137,292

 Consumer Finance - 0.1%

 68,468

 5.10

 CCC/NR

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 5/25/35

 $

 67,707

 Investment Banking & Brokerage - 0.2%

 146,240

 6.13

 BBB/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47 (144A)

 $

 150,007

 Total Diversified Financials

 $

 1,115,736

 Real Estate - 0.4%

 Mortgage REIT's - 0.4%

 60,005

 2.51

 AAA/B2

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 $

 54,892

 200,000

 3.89

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 2/25/45 (144A)

 192,420

 175,000

 4.18

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 5/25/45 (144A)

 161,539

 $

 408,851

 Total Real Estate

 $

 408,851

 Government - 0.0%

 Government - 0.0%

 347,055

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 $

 28,916

 Total Government

 $

 28,916

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $4,867,876)

 $

 5,093,732

 CORPORATE BONDS - 55.5%

 Energy - 10.2%

 Oil & Gas Drilling - 0.8%

 175,000

 B/B2

 Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)

 $

 174,125

 200,000

 CCC+/Caa1

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

 204,000

 305,000

 B/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 312,625

 105,000

 BB-/B2

 Unit Corp., 6.625%, 5/15/21 (144A)

 107,756

 $

 798,506

 Oil & Gas Equipment & Services - 1.0%

 280,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22 (144A)

 $

 273,000

 150,000

 BB/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 160,500

 100,000

 B+/B1

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 99,000

 100,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

 89,000

 120,000

 B-/B3

 Hiland Partners LP, 7.25%, 10/1/20 (144A)

 128,400

 200,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 200,000

 50,000

 BB+/Ba3

 Oil States International, Inc., 6.5%, 6/1/19

 53,250

 $

 1,003,150

 Integrated Oil & Gas - 0.3%

 300,000

 BB+/Ba1

 QEP Resources, Inc., 5.25%, 5/1/23

 $

 321,000

 Oil & Gas Exploration & Production - 6.1%

 200,000

 B-/B3

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 $

 205,500

 100,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 108,500

 205,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

 220,375

 100,000

 BB+/B1

 Concho Resources, Inc., 6.5%, 1/15/22

 110,000

 225,000

 B/NR

 EP Energy LLC, 7.75%, 9/1/22

 238,500

 100,000

 B/NR

 EP Energy LLC, 9.375%, 5/1/20

 112,750

 190,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18 (144A)

 195,225

 250,000

 B-/B3

 EV Energy Partners LP, 8.0%, 4/15/19

 265,312

 285,000

 B-/B2

 Forest Oil Corp., 7.5%, 9/15/20 (144A)

 299,250

 200,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 191,000

 290,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 297,975

 120,000

 CCC+/B3

 Halcon Resources Corp., 8.875%, 5/15/21 (144A)

 127,200

 150,000

 CCC+/B3

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

 162,000

 100,000

 B-/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 110,250

 150,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)

 159,375

 100,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

 108,500

 200,000

 NR/NR

 National JSC Naftogaz of Ukraine, 9.5%, 9/30/14

 205,250

 150,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 162,000

 300,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 306,000

 200,000

 B/B3

 Oasis Petroleum, Inc., 6.875%, 1/15/23

 214,500

 175,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22 (144A)

 179,375

 100,000

 B/B3

 Penn Virginia Corp., 7.25%, 4/15/19

 95,500

 360,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 365,400

 140,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 147,000

 115,000

 CCC/Caa1

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 92,000

 100,000

 CCC+/B3

 Quicksilver Resources, Inc., 8.25%, 8/1/15

 92,500

 290,000

 B-/B3

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 306,675

 150,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 156,000

 100,000

 B-/B3

 Stone Energy Corp., 8.625%, 2/1/17

 107,375

 200,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 209,000

 CAD

 220,000

 B/NR

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

 226,259

 100,000

 CCC+/Caa1

 Venoco, Inc., 8.875%, 2/15/19

 93,750

 100,000

 B/B3

 W&T Offshore, Inc., 8.5%, 6/15/19

 107,500

 $

 5,977,796

 Oil & Gas Refining & Marketing - 0.3%

 215,000

 BB+/Ba1

 Tesoro Corp., 5.375%, 10/1/22

 $

 228,975

 Oil & Gas Storage & Transportation - 1.3%

 325,000

 B/B1

 Copano Energy LLC, 7.125%, 4/1/21

 $

 348,969

 200,000

 BBB-/Baa3

 DCP Midstream Operating LP, 4.95%, 4/1/22

 212,231

 100,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 107,250

 200,000

 BB/B1

 Inergy Midstream LP, 6.0%, 12/15/20 (144A)

 206,500

 95,000

 BB/Ba3

 MarkWest Energy Partners LP, 6.25%, 6/15/22

 103,550

 100,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 115,009

 100,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 127,588

 $

 1,221,097

 Coal & Consumable Fuels - 0.4%

 250,000

 CCC+/B3

 James River Coal Co., 7.875%, 4/1/19

 $

 142,500

 275,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 266,750

 $

 409,250

 Total Energy

 $

 9,959,774

 Materials - 5.4%

 Commodity Chemicals - 0.6%

 200,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 205,500

 100,000

 BB+/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 100,750

 250,000

 BB-/NR

 Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)

 255,625

 $

 561,875

 Diversified Chemicals - 0.4%

 125,000

 BB/Ba2

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 140,000

 175,000

 CCC+/Caa1

 INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)

 174,125

 90,000

 B/B2

 Orion Engineered Carbons Bondco GmbH, 9.625%, 6/15/18 (144A)

 98,325

 $

 412,450

 Specialty Chemicals - 0.2%

 170,000

 BB-/B1

 Tronox Finance LLC, 6.375%, 8/15/20 (144A)

 $

 171,700

 Metal & Glass Containers - 0.6%

 130,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 139,100

 118,080

 CCC+/Caa1

 ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)

 125,165

 EURO

 100,000

 CCC+/B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

 138,194

 EURO

 150,000

 B+/Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)

 215,507

 $

 617,966

 Paper Packaging - 0.5%

 200,000

 B+/Ba3

 Cascades, Inc., 7.875%, 1/15/20

 $

 213,000

 100,000

 CCC+/Caa2

 Exopack Holding Corp., 10.0%, 6/1/18

 90,500

 50,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 52,250

 115,000

 BB-/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 110,400

 $

 466,150

 Aluminum - 0.2%

 150,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 163,822

 Diversified Metals & Mining - 1.1%

 200,000

 BB/Ba3

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 198,000

 200,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 196,552

 75,000

 BB-/B1

 KGHM International, Ltd., 7.75%, 6/15/19 (144A)

 77,812

 100,000

 CCC+/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 59,000

 200,000

 CCC+/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 172,000

 100,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

 93,000

 65,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 67,275

 200,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 220,500

 $

 1,084,139

 Gold - 0.4%

 200,000

 BB/Ba3

 Eldorado Gold Corp., 6.125%, 12/15/20 (144A)

 $

 203,500

 180,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 175,500

 $

 379,000

 Steel - 0.9%

 100,000

 B/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

 $

 90,500

 200,000

 B/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 194,000

 100,000

 B/B3

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 104,500

 100,000

 NR/B3

 Metinvest BV, 10.25%, 5/20/15 (144A)

 103,000

 100,000

 NR/B3

 Metinvest BV, 8.75%, 2/14/18 (144A)

 97,250

 120,000

 BB+/Ba2

 Steel Dynamics, Inc., 6.125%, 8/15/19 (144A)

 127,200

 120,000

 BB+/Ba2

 Steel Dynamics, Inc., 6.375%, 8/15/22 (144A)

 127,200

 $

 843,650

 Paper Products - 0.5%

 200,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 212,000

 120,000

 BB+/Ba1

 PH Glatfelter Co., 5.375%, 10/15/20 (144A)

 123,000

 200,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 197,500

 $

 532,500

 Total Materials

 $

 5,233,252

 Capital Goods - 4.4%

 Aerospace & Defense - 0.7%

 200,000

 BB+/Ba3

 Aircastle, Ltd., 6.25%, 12/1/19 (144A)

 $

 208,500

 200,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 206,740

 100,000

 BB+/NR

 Aviation Capital Group Corp., 7.125%, 10/15/20 (144A)

 105,315

 150,000

 CCC+/Caa1

 Silver II Borrower, 7.75%, 12/15/20 (144A)

 155,250

 $

 675,805

 Building Products - 0.2%

 50,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 $

 55,425

 135,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 157,063

 $

 212,488

 Construction & Engineering - 0.8%

 200,000

 B+/B1

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $

 188,000

 150,000

 B+/B1

 Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)

 161,625

 200,000

 B+/B1

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 218,000

 200,000

 BB-/NR

 OAS Investments GmbH, 8.25%, 10/19/19 (144A)

 212,000

 $

 779,625

 Electrical Components & Equipment - 0.3%

 200,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 215,000

 100,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 106,000

 $

 321,000

 Industrial Conglomerates - 0.6%

 200,000

 BB-/Ba2

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $

 203,000

 100,000

 B-/NR

 Cia Latinoamericana de Infraestructura & Servicios SA, 9.5%, 12/15/16

 62,000

 200,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 206,750

 150,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 159,375

 $

 631,125

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 200,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 198,000

 100,000

 CCC+/B3

 Navistar International Corp., 8.25%, 11/1/21

 96,500

 150,000

 B+/B3

 Terex Corp., 6.0%, 5/15/21

 157,875

 $

 452,375

 Industrial Machinery - 1.0%

 275,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $

 283,938

 100,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 92,500

 200,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 206,500

 200,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 172,000

 198,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 178,200

 $

 933,138

 Trading Companies & Distributors - 0.3%

 175,000

 B+/B3

 H&E Equipment Services, Inc., 7.0%, 9/1/22 (144A)

 186,375

 97,000

 B-/B3

 INTCOMEX, Inc., 13.25%, 12/15/14

 100,395

 $

 286,770

 Total Capital Goods

 $

 4,292,326

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 100,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 102,000

 Total Commercial Services & Supplies

 $

 102,000

 Transportation - 1.8%

 Air Freight & Logistics - 0.4%

 200,000

 B-/B1

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 $

 197,000

 150,000

 B/B3

 syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 156,000

 100,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 104,000

 $

 457,000

 Airlines - 0.2%

 49,590

 BB+/Ba2

 Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17

 $

 50,334

 49,861

 BB-/Ba1

 Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15

 52,977

 100,000

 BB+/Ba3

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16

 104,000

 $

 207,311

 Marine - 0.2%

 160,000

 B+/B3

 Navios South American Logistics, Inc., 9.25%, 4/15/19

 $

 157,000

 Business Services - 0.2%

 150,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 $

 162,096

 Airport Services - 0.5%

 92,000

 B-/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 81,420

 250,000

 NR/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19

 264,476

 100,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 106,000

 $

 451,896

 Railroads - 0.3%

 325,000

 BBB/A3

 Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)

 327,031

 Total Transportation

 $

 1,762,334

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.3%

 200,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $

 185,500

 100,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 92,000

 $

 277,500

 Tires & Rubber - 0.5%

 200,000

 BB-/B2

 Cooper Tire & Rubber Co., 8.0%, 12/15/19

 $

 224,000

 210,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 225,225

 $

 449,225

 Automobile Manufacturers - 0.1%

 100,000

 B/B2

 Chrysler Group LLC, 8.25%, 6/15/21

 $

 110,000

 Total Automobiles & Components

 $

 836,725

 Consumer Durables & Apparel - 1.7%

 Home Furnishings - 0.2%

 205,000

 B+/B3

 Tempur-Pedic International, Inc., 6.875%, 12/15/20 (144A)

 $

 210,894

 Homebuilding - 0.9%

 200,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 205,000

 100,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 107,500

 55,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A)

 59,675

 200,000

 B/B2

 KB Home, 8.0%, 3/15/20

 227,000

 95,000

 BB-/B1

 The Ryland Group, Inc., 5.375%, 10/1/22

 97,256

 200,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A)

 189,000

 $

 885,431

 Housewares & Specialties - 0.4%

 330,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 $

 353,100

 Leisure Products - 0.1%

 EURO

 100,000

 CCC/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 114,171

 Footwear - 0.1%

 115,000

 B+/B2

 Wolverine World Wide, Inc., 6.125%, 10/15/20 (144A)

 $

 120,750

 Total Consumer Durables & Apparel

 $

 1,684,346

 Consumer Services - 1.8%

 Casinos & Gaming - 0.9%

 295,000

 CCC/Caa2

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 $

 224,200

 EURO

 200,000

 8.25

 BB/Ba2

 Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)

 276,762

 250,000

 B+/B3

 MGM Resorts International, 6.75%, 10/1/20 (144A)

 255,312

 100,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

 111,250

 $

 867,524

 Hotels, Resorts & Cruise Lines - 0.4%

 200,000

 CCC+/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

 $

 211,500

 210,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 226,800

 $

 438,300

 Leisure Facilities - 0.2%

 EURO

 150,000

 B+/B3

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $

 196,995

 Specialized Consumer Services - 0.3%

 260,000

 BB/Ba3

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 262,600

 Total Consumer Services

 $

 1,765,419

 Media - 1.9%

 Advertising - 0.1%

 90,000

 B/B3

 MDC Partners, Inc., 11.0%, 11/1/16 (144A)

 $

 98,888

 Broadcasting - 1.2%

 100,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 107,875

 250,000

 CCC+/B3

 Cumulus Media Holdings, Inc., 7.75%, 5/1/19

 245,625

 100,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 106,250

 EURO

 100,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 133,970

 325,000

 B+/B2

 Quebecor Media, Inc., 5.75%, 1/15/23 (144A)

 342,469

 150,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 156,000

 100,000

 CCC+/Caa2

 Univision Communications, Inc., 8.5%, 5/15/21 (144A)

 103,250

 $

 1,195,439

 Cable & Satellite - 0.2%

 200,000

 BB/B1

 Sirius XM Radio, Inc., 5.25%, 8/15/22 (144A)

 $

 202,000

 Movies & Entertainment - 0.3%

 100,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

 $

 73,000

 190,000

 BB-/Ba2

 WMG Acquisition Corp., 6.0%, 1/15/21 (144A)

 200,450

 $

 273,450

 Publishing - 0.1%

 100,000

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 93,500

 Total Media

 $

 1,863,277

 Retailing - 0.6%

 Department Stores - 0.1%

 100,000

 B/NR

 Grupo Famsa SAB de CV, 11.0%, 7/20/15 (144A)

 $

 106,500

 Apparel Retail - 0.3%

 250,000

 B/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 260,000

 Specialty Stores - 0.2%

 200,000

 B-/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 $

 208,500

 Total Retailing

 $

 575,000

 Food, Beverage & Tobacco - 1.7%

 Soft Drinks - 0.1%

 35,000

 BB/Ba2

 Central American Bottling Corp., 6.75%, 2/9/22 (144A)

 $

 38,062

 Packaged Foods & Meats - 1.4%

 75,000

 B/NR

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $

 81,469

 200,000

 BBB-/Baa3

 BRF - Brasil Foods SA, 5.875%, 6/6/22 (144A)

 220,500

 300,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 318,750

 100,000

 B+/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 85,250

 100,000

 B+/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 86,250

 200,000

 B+/B2

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 230,486

 160,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 162,200

 200,000

 B+/B1

 Post Holdings, Inc., 7.375%, 2/15/22 (144A)

 219,125

 $

 1,404,030

 Tobacco - 0.2%

 200,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 210,500

 Total Food, Beverage & Tobacco

 $

 1,652,592

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 255,000

 NR/B2

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $

 269,025

 Total Household & Personal Products

 $

 269,025

 Health Care Equipment & Services - 2.8%

 Health Care Equipment - 0.6%

 250,000

 B+/B1

 Accellent, Inc., 8.375%, 2/1/17

 $

 262,500

 200,000

 BB/B2

 Hologic, Inc., 6.25%, 8/1/20 (144A)

 215,500

 150,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 164,625

 $

 642,625

 Health Care Supplies - 0.2%

 100,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 110,250

 100,000

 B-/Caa1

 Immucor, Inc., 11.125%, 8/15/19

 112,500

 $

 222,750

 Health Care Services - 0.3%

 200,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 189,000

 75,000

 CCC+/Caa2

 Rural Metro Corp., 10.125%, 7/15/19 (144A)

 72,375

 $

 261,375

 Health Care Facilities - 1.1%

 100,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 106,000

 200,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 214,500

 215,000

 B/B3

 CHS, 7.125%, 7/15/20

 229,512

 300,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 291,750

 200,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19 (144A)

 207,000

 3,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 2,250

 $

 1,051,012

 Health Care Technology - 0.6%

 200,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $

 231,000

 170,000

 B/B3

 IMS Health, Inc., 6.0%, 11/1/20 (144A)

 178,075

 175,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 189,875

 $

 598,950

 Total Health Care Equipment & Services

 $

 2,776,712

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Pharmaceuticals - 0.5%

 110,000

 B-/Caa1

 Sky Growth Acquisition Corp., 7.375%, 10/15/20 (144A)

 $

 109,450

 55,000

 BB-/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 58,988

 155,000

 BB-/B1

 VPI Escrow Corp., 6.375%, 10/15/20 (144A)

 166,238

 130,000

 BB-/B3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 138,450

 $

 473,126

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 473,126

 Banks - 2.7%

 Diversified Banks - 1.7%

 200,000

 NR/Ba2

 Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)

 $

 216,736

 250,000

 BBB/NR

 BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)

 266,875

 150,000

 NR/A3

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 166,500

 300,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 316,112

 100,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 110,534

 250,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 257,498

 300,000

 BBB-/Baa2

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 322,500

 $

 1,656,755

 Regional Banks - 0.9%

 125,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 125,000

 250,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 292,103

 150,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 170,361

 250,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 276,134

 $

 863,598

 Thrifts & Mortgage Finance - 0.1%

 100,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 106,266

 Total Banks

 $

 2,626,619

 Diversified Financials - 3.0%

 Other Diversified Financial Services - 1.0%

 150,000

 A-/Baa2

 Citigroup, Inc., 5.375%, 8/9/20

 $

 176,767

 200,000

 5.95

 BB/NR

 Citigroup, Inc., Floating Rate Note, 12/29/49 (Perpetual)

 202,500

 200,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)

 226,058

 200,000

 A/A2

 JPMorgan Chase & Co., 4.35%, 8/15/21

 223,647

 100,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 113,301

 $

 942,273

 Specialized Finance - 0.2%

 200,000

 CCC+/Caa1

 Igloo Holdings Corp., 8.25%, 12/15/17 (144A) (PIK)

 $

 197,500

 Consumer Finance - 0.2%

 150,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 $

 134,250

 100,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 92,000

 $

 226,250

 Asset Management & Custody Banks - 0.5%

 250,000

 A/NR

 Blackstone Holdings Finance Co LLC, 6.25%, 8/15/42 (144A)

 $

 282,260

 100,000

 BB+/Ba1

 Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)

 104,750

 $

 387,010

 Investment Banking & Brokerage - 1.1%

 100,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 78,108

 150,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 156,097

 200,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 260,340

 250,000

 BBB+/Baa2

 Morgan Stanley, 4.875%, 11/1/22

 258,848

 150,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 154,294

 150,000

 A-/A3

 The Goldman Sachs Group, Inc., 5.25%, 7/27/21

 170,996

 $

 1,078,683

 Total Diversified Financials

 $

 2,831,716

 Insurance - 9.1%

 Insurance Brokers - 0.5%

 300,000

 CCC+/Caa2

 Hub International, Ltd., 8.125%, 10/15/18 (144A)

 $

 307,500

 GBP

 100,000

 NR/Ba3

 Towergate Finance Plc, 8.5%, 2/15/18 (144A)

 168,141

 $

 475,641

 Life & Health Insurance - 0.6%

 150,000

 B+/Ba3

 CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)

 $

 156,000

 400,000

 5.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 420,000

 $

 576,000

 Multi-line Insurance - 0.6%

 100,000

 6.46

 BBB-/Baa1

 AXA SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)

 $

 98,000

 300,000

 BBB-/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 324,000

 175,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 173,906

 $

 595,906

 Property & Casualty Insurance - 0.6%

 250,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 276,706

 200,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 205,641

 110,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 113,518

 $

 595,865

 Reinsurance - 6.8%

 250,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 $

 243,750

 250,000

 10.00

 NR/B1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 264,050

 250,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 253,825

 250,000

 11.25

 B+/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 251,000

 250,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 268,150

 250,000

 5.75

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 249,100

 250,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 255,575

 250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 250,100

 250,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 251,250

 250,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 251,625

 250,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 249,500

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 254,725

 250,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 242,175

 250,000

 11.22

 NR/B2

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 251,525

 250,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 249,275

 250,000

 8.50

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 253,525

 250,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 249,688

 300,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 303,450

 250,000

 0.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 248,975

 250,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 256,800

 250,000

 13.17

 B-/NR

 Successor X, Ltd. Class III-R3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 252,850

 250,000

 13.00

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 253,800

 250,000

 9.66

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 251,100

 100,000

 7.70

 BBB/NR

 Tiers Trust, Floating Rate Note, 10/15/97 (144A)

 59,066

 200,000

 BBB+/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 268,954

 250,000

 3.12

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 250,925

 250,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 233,750

 $

 6,668,508

 Total Insurance

 $

 8,911,920

 Real Estate - 0.9%

 Diversified REIT's - 0.4%

 100,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 95,500

 250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 284,019

 $

 379,519

 Specialized REIT's - 0.5%

 250,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 $

 264,503

 100,000

 BB-/B1

 Sabra Health Care LP, 8.125%, 11/1/18

 106,625

 150,000

 BBB/Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 164,037

 $

 535,165

 Total Real Estate

 $

 914,684

 Software & Services - 0.7%

 Internet Software & Services - 0.3%

 100,000

 BB-/Ba2

 Equinix, Inc., 7.0%, 7/15/21

 $

 111,000

 205,000

 BB-/B1

 j2 Global, Inc., 8.0%, 8/1/20

 213,200

 $

 324,200

 Data Processing & Outsourced Services - 0.1%

 100,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 100,000

 Finance Technology - 0.2%

 200,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 205,046

 Application Software - 0.1%

 90,000

 BB-/Ba3

 Nuance Communications, Inc., 5.375%, 8/15/20 (144A)

 $

 94,050

 Total Software & Services

 $

 723,296

 Technology Hardware & Equipment - 1.0%

 Communications Equipment - 0.4%

 260,000

 B/B3

 CommScope, Inc., 8.25%, 1/15/19 (144A)

 $

 284,700

 100,000

 B+/B1

 ViaSat, Inc., 6.875%, 6/15/20

 104,500

 $

 389,200

 Computer Hardware - 0.2%

 185,000

 BB/Ba3

 NCR Corp., 5.0%, 7/15/22 (144A)

 $

 188,006

 Computer Storage & Peripherals - 0.2%

 200,000

 BB+/Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 214,500

 Electronic Equipment Manufacturers - 0.2%

 200,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 196,000

 Total Technology Hardware & Equipment

 $

 987,706

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductor Equipment - 0.2%

 250,000

 B+/Caa1

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 $

 210,000

 Semiconductors - 0.2%

 195,000

 BB-/B1

 Advanced Micro Devices, Inc., 7.5%, 8/15/22 (144A)

 $

 160,388

 Total Semiconductors & Semiconductor Equipment

 $

 370,388

 Telecommunication Services - 2.4%

 Integrated Telecommunication Services - 1.7%

 150,000

 BB/Baa3

 CenturyLink, Inc., 7.6%, 9/15/39

 $

 155,700

 178,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 192,685

 250,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 290,000

 155,000

 NR/Ba3

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)

 163,400

 125,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 139,062

 EURO

 200,000

 B+/Ba3

 Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)

 279,819

 100,000

 BB-/B1

 TW Telecom Holdings, Inc., 5.375%, 10/1/22 (144A)

 104,750

 305,000

 B/Ba3

 Windstream Corp., 7.5%, 6/1/22

 323,300

 $

 1,648,716

 Wireless Telecommunication Services - 0.7%

 200,000

 NR/Caa1

 Digicel Group, Ltd., 8.25%, 9/30/20 (144A)

 $

 220,000

 150,000

 B/B3

 Intelsat Jackson Holdings SA, 7.5%, 4/1/21

 165,375

 100,000

 B/B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 108,250

 200,000

 BB/Ba3

 VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)

 229,250

 $

 722,875

 Total Telecommunication Services

 $

 2,371,591

 Utilities - 1.2%

 Electric Utilities - 0.4%

 100,000

 CCC/NR

 Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $

 36,000

 150,000

 BBB+/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 158,529

 75,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)

 81,428

 200,000

 CCC/Caa1

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)

 156,500

 $

 432,457

 Gas Utilities - 0.2%

 165,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 183,562

 Independent Power Producers & Energy Traders - 0.6%

 100,000

 NR/B1

 Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)

 $

 111,750

 150,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 160,500

 200,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 224,000

 100,000

 BB-/B1

 NRG Energy, Inc., 8.5%, 6/15/19

 110,000

 $

 606,250

 Total Utilities

 $

 1,222,269

 TOTAL CORPORATE BONDS

 (Cost $52,494,139)

 $

 54,206,097

 FOREIGN GOVERNMENT BONDS - 0.5%

 100,000

 B-/Caa1

 Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)

 $

 74,000

 200,000

 B/B3

 Ukraine Government International Bond, 7.8%, 11/28/22 (144A)

 200,750

 200,000

 B/B3

 Ukraine Government International Bond, 9.25%, 7/24/17 (144A)

 217,000

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $494,313)

 $

 491,750

 MUNICIPAL BONDS - 1.0%

 Municipal Airport - 0.3%

 250,000

 NR/NR

 City of Charlotte North Carolina, 5.6%, 7/1/27

 $

 245,142

 Municipal Development - 0.1%

 100,000

 8.50

 NR/NR

 California State Enterprise Development Authority, Floating Rate Note, 4/1/31

 $

 115,503

 Municipal General - 0.2%

 100,000

 BB+/Ba1

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 $

 116,584

 100,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 115,160

 $

 592,389

 Municipal Medical - 0.3%

 100,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 113,283

 150,000

 A/NR

 New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41

 175,347

 $

 288,630

 Municipal Pollution - 0.1%

 100,000

 B+/B1

 County of York South Carolina, 5.7%, 1/1/24

 $

 100,003

 TOTAL MUNICIPAL BONDS

 (Cost $864,696)

 $

 981,022

 SENIOR FLOATING RATE LOAN INTERESTS - 19.0%

 Energy - 0.6%

 Oil & Gas Equipment & Services - 0.0%

 67,142

 8.50

 CCC+/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 56,021

 Integrated Oil & Gas - 0.1%

 71,933

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 72,293

 Oil & Gas Exploration & Production - 0.5%

 200,000

 5.75

 BB-/Ba3

 Chesapeake Energy Corp., Loan, 12/2/17

 $

 200,588

 265,000

 5.00

 B+/Ba3

 EP Energy LLC, Tranche B-1 Loan, 5/24/18

 267,374

 $

 467,962

 Total Energy

 $

 596,276

 Materials - 1.8%

 Commodity Chemicals - 0.2%

 109,725

 5.75

 B/B1

 CPG International I, Inc., Term Loan, 9/21/19

 $

 110,319

 49,625

 5.25

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 2/15/19

 50,142

 $

 160,461

 Diversified Chemicals - 0.2%

 133,988

 6.50

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 $

 135,641

 98,990

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 98,962

 $

 234,603

 Specialty Chemicals - 0.5%

 148,125

 5.75

 BB-/Ba2

 OM Group, Inc., Term B Dollar Loan, 7/5/17

 $

 149,791

 188,100

 5.00

 BB-/Ba1

 PolyOne Corp., Term Loan, 9/30/17

 190,099

 200,000

 5.25

 B+/B2

 PQ Corp., Term Loan B, 5/1/17

 201,300

 $

 541,190

 Metal & Glass Containers - 0.2%

 219,676

 5.50

 B/B1

 Tank Holdings Corp., Initial Term Loan, 6/8/19

 $

 221,231

 Paper Packaging - 0.1%

 98,500

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 98,500

 Diversified Metals & Mining - 0.3%

 149,625

 0.00

 BB+/Ba1

 Fortescue Metals Group, Ltd., Term Loan, 9/18/17

 $

 151,133

 98,747

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 98,994

 $

 250,127

 Steel - 0.3%

 124,688

 8.75

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9/12/14

 $

 124,376

 148,865

 4.75

 BB/B1

 JMC Steel Group, Inc., Term Loan, 2/15/17

 150,726

 $

 275,102

 Total Materials

 $

 1,781,214

 Capital Goods - 2.2%

 Aerospace & Defense - 0.9%

 98,521

 8.75

 B/Caa1

 API Technologies Corp., Term Loan, 6/1/16

 $

 97,043

 128,700

 5.75

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 129,290

 200,000

 0.00

 NR/NR

 Hamilton Sundstrand, Bridge Loan, 9/25/20

 202,500

 164,586

 3.51

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 153,065

 250,000

 5.25

 B/B1

 Sequa Corp., Initial Term Loan, 5/29/17

 251,952

 $

 833,850

 Electrical Components & Equipment - 0.3%

 248,750

 7.00

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 8/15/18

 $

 247,195

 49,875

 6.00

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 4/13/17

 50,623

 $

 297,818

 Industrial Conglomerates - 0.1%

 97,808

 5.00

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 98,664

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 200,000

 7.00

 B+/Ba2

 Navistar International Corp., Tranche B Term  Loan, 7/31/17

 $

 201,500

 148,129

 4.50

 NR/Ba2

 Terex Corp., New US Term Loan, 4/28/17

 149,906

 199,000

 8.25

 BB-/B3

 Wastequip, Inc., Term Loan, 5/17/18

 199,746

 86,538

 5.75

 BB-/B2

 Waupaca Foundry, Inc., Term Loan, 6/29/17

 86,971

 $

 638,123

 Trading Companies & Distributors - 0.2%

 235,000

 4.50

 B+/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 $

 236,586

 Total Capital Goods

 $

 2,105,041

 Commercial Services & Supplies - 1.1%

 Commercial Printing - 0.2%

 198,481

 7.00

 BB-/Ba3

 Cenveo Corp., Term B Facility, 12/15/16

 $

 199,639

 Environmental & Facilities Services - 0.4%

 198,000

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 198,495

 158,800

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 159,991

 $

 358,486

 Diversified Support Services - 0.2%

 190,944

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15

 $

 145,117

 Security & Alarm Services - 0.1%

 125,000

 4.50

 BB/Ba1

 Garda World Security Corp., Term B Loan, 10/24/19

 $

 126,562

 Human Resource & Employment Services - 0.2%

 239,258

 5.00

 BB-/Ba3

 On Assignment, Inc., Initial Term B Loan, 3/20/19

 $

 240,454

 Total Commercial Services & Supplies

 $

 1,070,258

 Transportation - 0.3%

 Airlines - 0.2%

 175,000

 5.25

 B+/Ba2

 Delta Air Lines, Inc., Term B-1 Loan, 9/28/18

 $

 176,586

 Trucking - 0.1%

 102,730

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 $

 103,896

 Total Transportation

 $

 280,482

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.8%

 64,838

 4.25

 BB-/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 65,567

 81,368

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 81,887

 225,000

 6.00

 B+/B2

 HHI Holdings LLC, 2012 Term Loan, 10/3/18

 228,375

 200,000

 6.00

 B+/B1

 Metaldyne Corp., USD Term Loan, 11/9/18

 202,000

 129,025

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 130,638

 47,635

 4.25

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 48,022

 $

 756,489

 Total Automobiles & Components

 $

 756,489

 Consumer Durables & Apparel - 0.7%

 Home Furnishings - 0.3%

 150,000

 0.00

 NR/NR

 Tempur-Pedic International, Inc., 11/17/13

 $

 150,000

 150,000

 0.00

 BB/Ba3

 Tempur-Pedic International, Inc., 9/27/19

 152,094

 $

 302,094

 Housewares & Specialties - 0.1%

 88,542

 5.26

 BB-/Ba3

 Prestige Brands, Inc., Term B Loan, 12/20/18

 $

 89,728

 45,129

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 45,693

 $

 135,421

 Textiles - 0.3%

 237,256

 5.75

 NR/Ba3

 Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16

 $

 240,221

 Total Consumer Durables & Apparel

 $

 677,736

 Consumer Services - 1.2%

 Casinos & Gaming - 0.4%

 95,000

 6.00

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 $

 96,188

 270,000

 4.25

 BB/Ba2

 MGM Resorts International, New Term Loan B, 12/13/19

 273,291

 $

 369,479

 Hotels, Resorts & Cruise Lines - 0.2%

 246,875

 6.25

 NR/Ba2

 Seven Seas Cruises S de RL LLC, Term B Loan, 12/21/18

 $

 250,578

 Restaurants - 0.5%

 77,805

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 78,437

 124,063

 6.50

 B+/B1

 Landry's, Inc., B Term Loan, 3/22/18

 125,613

 122,708

 4.50

 NR/Ba3

 NPC Restaurant Holdings LLC, Term Loan, 12/28/18

 123,935

 119,700

 4.75

 BB-/B1

 Wendy's International, Inc., Term Loan, 4/3/19

 121,068

 $

 449,053

 Specialized Consumer Services - 0.1%

 64,513

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 65,238

 Total Consumer Services

 $

 1,134,348

 Media - 1.2%

 Advertising - 0.2%

 197,466

 6.50

 B/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 181,140

 Broadcasting - 0.5%

 268,650

 4.25

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 $

 271,001

 199,863

 4.46

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 196,975

 $

 467,976

 Cable & Satellite - 0.2%

 199,249

 6.25

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 $

 201,849

 Movies & Entertainment - 0.2%

 198,472

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 $

 199,711

 Publishing - 0.1%

 120,419

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 121,209

 Total Media

 $

 1,171,885

 Retailing - 0.6%

 Apparel Retail - 0.2%

 232,708

 4.75

 BB+/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 234,890

 Computer & Electronics Retail - 0.1%

 98,500

 11.00

 B/B2

 Targus Group International, Term Loan, 5/12/16

 $

 98,993

 Home Improvement Retail - 0.1%

 98,736

 5.00

 B+/Ba3

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 99,291

 Automotive Retail - 0.2%

 200,000

 6.25

 B+/B1

 Sequa Automotive Group, Term Loan, 11/1/18

 $

 199,000

 Total Retailing

 $

 632,174

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 248,125

 5.75

 B+/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 1/24/19

 $

 234,044

 Total Food & Staples Retailing

 $

 234,044

 Food, Beverage & Tobacco - 0.5%

 Packaged Foods & Meats - 0.5%

 200,000

 4.50

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 2/3/18

 $

 200,708

 249,375

 6.50

 NR/NR

 Hearthside Food Solutions LLC, Term Loan A, 5/7/18

 248,752

 $

 449,460

 Total Food, Beverage & Tobacco

 $

 449,460

 Health Care Equipment & Services - 2.2%

 Health Care Equipment - 0.4%

 174,563

 4.50

 BBB-/Ba2

 Hologic, Inc., Tranche B Term Loan, 4/29/19

 $

 176,872

 247,996

 5.50

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5/4/18

 251,096

 $

 427,968

 Health Care Services - 0.8%

 146,843

 7.25

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 147,210

 100,000

 4.00

 BB-/Ba2

 DaVita, Inc., Tranche B2 Term Loan, 8/1/19

 100,916

 71,802

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 70,904

 133,714

 7.75

 B/B2

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 130,371

 249,382

 6.75

 BB-/Ba3

 MModal, Inc., Term B Loan, 7/2/19

 240,030

 98,747

 5.75

 B+/B1

 Rural Metro Corp., Term Loan (First Lien), 3/28/18

 97,965

 $

 787,396

 Health Care Facilities - 0.6%

 59,400

 4.50

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 $

 59,951

 196,500

 5.00

 B/Ba3

 IASIS Healthcare LLC, Term B Loan, 4/18/18

 197,482

 250,000

 5.25

 NR/NR

 Kindred Healthcare, Inc., Incremental Term Loan, 6/1/18

 244,792

 98,500

 5.50

 BB-/Ba3

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 99,075

 $

 601,300

 Managed Health Care - 0.1%

 70,000

 0.00

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 69,650

 Health Care Technology - 0.3%

 100,000

 5.00

 B+/Ba3

 Convatec, Inc., Dollar Term Loan, 12/1/16

 $

 101,500

 148,875

 5.00

 BB-/Ba3

 Emdeon, Inc., Term B-1 Loan, 11/2/18

 150,568

 $

 252,068

 Total Health Care Equipment & Services

 $

 2,138,382

 Pharmaceuticals, Biotechnology & Life Sciences - 0.9%

 Biotechnology - 0.6%

 199,500

 4.50

 BB/B1

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 201,744

 98,246

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 98,901

 123,382

 4.50

 BB+/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 124,745

 22,133

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18

 22,301

 58,280

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-1 Loan, 3/3/18

 58,722

 29,140

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-2 Loan, 3/17/18

 29,361

 40,067

 4.25

 BBB-/Ba3

 WC Luxco Sarl, Term B-3 Loan, 3/3/18

 40,371

 $

 576,145

 Pharmaceuticals - 0.3%

 242,250

 0.00

 NR/NR

 KV Pharmaceutical Co., 12/5/13

 $

 234,982

 99,750

 5.00

 B+/B1

 Par Pharmaceutical Companies, Inc., Term B Loan, 8/2/19

 99,885

 $

 334,867

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 911,012

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.4%

 30,261

 5.25

 B/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (EZE), 12/16/16

 $

 29,486

 69,246

 0.00

 B/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (TOP), 12/16/16

 67,471

 153,450

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 142,708

 98,939

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 99,743

 $

 339,408

 Specialized Finance - 0.2%

 230,000

 0.00

 B/NR

 DH Services Luxembourg Sarl, 12/18/19

 $

 230,862

 Total Diversified Financials

 $

 570,270

 Insurance - 1.0%

 Life & Health Insurance - 0.1%

 95,797

 5.00

 NR/Ba3

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 96,859

 Multi-line Insurance - 0.1%

 99,500

 5.75

 B+/Ba2

 AmWINS Group, Inc., 1st Lien Term Loan, 5/7/19

 $

 100,122

 Property & Casualty Insurance - 0.8%

 300,000

 6.50

 B-/B2

 Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13

 $

 297,876

 310,000

 0.00

 NR/NR

 USI Insurance Services LLC, 11/25/13

 310,000

 200,000

 0.00

 NR/NR

 USI Insurance Services LLC, 11/29/19

 199,833

 $

 807,709

 Total Insurance

 $

 1,004,690

 Real Estate - 0.1%

 Real Estate Services - 0.1%

 100,000

 5.75

 BB-/B1

 Altisource Portfolio Solutions SA, Term B Loan, 11/1/19

 $

 100,875

 Total Real Estate

 $

 100,875

 Software & Services - 1.4%

 Data Processing & Outsourced Services - 0.5%

 250,000

 4.21

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 $

 238,663

 174,563

 4.25

 NR/Ba2

 Genpact, Ltd., Term Loan, 8/17/19

 176,526

 98,750

 5.00

 BB+/Ba2

 NeuStar, Inc., Term Advance Loan, 10/11/18

 99,460

 $

 514,649

 Application Software - 0.8%

 263,675

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 265,158

 148,875

 7.25

 NR/B2

 HMH Holdings Delaware, Inc., Term Loan (Exit Facility), 11/21/13

 149,992

 248,752

 5.25

 B+/Ba3

 Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18

 251,511

 98,246

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 99,475

 $

 766,136

 Systems Software - 0.1%

 59,550

 4.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 58,880

 Total Software & Services

 $

 1,339,665

 Technology Hardware & Equipment - 0.8%

 Communications Equipment - 0.5%

 250,000

 6.75

 B+/B1

 Audio Visual Services Corp., Term Loan (First Lien), 10/11/18

 $

 246,250

 225,000

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Loan, 10/29/19

 227,250

 $

 473,500

 Electronic Components - 0.2%

 249,375

 6.25

 B+/B2

 Generac Acquisition Corp., Term Loan, 5/22/19

 $

 255,817

 Technology Distributors - 0.1%

 99,250

 6.50

 B/B2

 Securus Technologies, Inc., Tranche 2 Term Loan (First Lien), 5/31/17

 $

 99,746

 Total Technology Hardware & Equipment

 $

 829,063

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.1%

 131,559

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 133,039

 Semiconductors - 0.2%

 138,722

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 140,005

 Total Semiconductors & Semiconductor Equipment

 $

 273,044

 Telecommunication Services - 0.0%

 Wireless Telecommunication Services - 0.0%

 49,500

 4.00

 B+/Ba2

 Crown Castle International Corp., Tranche B Term Loan, 1/10/19

 $

 49,846

 Total Telecommunication Services

 $

 49,846

 Utilities - 0.5%

 Independent Power Producers & Energy Traders - 0.5%

 249,375

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 9/27/19

 $

 252,037

 230,000

 0.00

 NR/NR

 NSG Holdings LLC, 1st Lien Term Loan, 11/15/19

 234,037

 $

 486,074

 Total Utilities

 $

 486,074

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $18,440,068)

 $

 18,592,328

 TEMPORARY CASH INVESTMENTS - 10.3%

 Repurchase Agreements - 10.3%

 10,050,000

 NR/Aaa

 JPMorgan, Inc., 0.24%, dated 12/31/12, repurchase price of $10,050,000 plus accrued interest on 1/2/13 collateralized by $10,251,173 Federal

 National Mortgage Association, 3.0-5.5%, 7/1/22-9/1/42

 $

 10,050,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $10,050,000)

 $

 10,050,000

 TOTAL INVESTMENT IN SECURITIES - 97.1%

 (Cost $92,666,937) (a)

 $

 94,881,577

 OTHER ASSETS & LIABILITIES - 2.9%

 $

 2,849,301

 TOTAL NET ASSETS - 100.0%

 $

 97,730,878

 Notional

 Principal ($)

 Swap Counterparty/Referenced Obligation

 Unrealized

 Gain

         500,000

 JPMorgan Chase & Co., Index: Markit CDX.NA.IG.18, 5.0%, 9/20/17-12/20/17

 $

               9,390

 TOTAL CREDIT DEFAULT SWAP AGREEMENTS

 (Cost $490,610)

 $

               9,390

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2012, the value of these securities amounted to $37,768,099 or 38.6% of total net assets.

 PIK

 Represents a pay in kind security.

 REIT

 Real Estate Investment Trust

 Step

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 Perpetual

 Security with no stated maturity date.

 Cat Bond

 Catastrophe Bond

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $92,671,281 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,378,758

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,168,462)

 Net unrealized gain

 $

 2,210,296

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 CAD

 Canadian Dollars

 EURO

 Euro

 GBP

 British Pound Sterling

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
3,367,725

$
-

$
3,367,725

 Preferred Stocks

698,370

359,863

-

1,058,233

 Convertible Preferred Stocks

122,500

-

-

122,500

 Asset Backed Securities

-

918,190

-

918,190

 Collateralized Mortgage Obligations

-

5,093,732

-

5,093,732

 Corporate Bonds

-

54,147,031

59,066

54,206,097

 Foreign Government Bonds

-

491,750

-

491,750

 Municipal Bonds

-

981,022

-

981,022

 Senior Floating Rate Loan Interests

-

18,592,328

-

18,592,328

 Temporary Cash Investments

-

10,050,000

-

10,050,000

 Total

$
820,870

$
94,001,641

$
59,066

$
94,881,577

 Other Financial Instruments*

$
(29,528
)

$
(36,661
)

$
-

$
(66,189
)

 * Other financial instruments include futures contracts, forward foreign currency contracts and credit default swaps.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 3/31/12

$
58,770

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

296

 Net purchases (sales)

-

 Transfers in and out of Level 3**

-

 Balance as of 12/31/12

$
59,066

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values.

 Pioneer Multi-Asset Ultrashort Income Fund

 Schedule of Investments 12/31/12

 Principal

 Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 22.4%

 540,431

 0.93

 BBB+/Aa2

 ABFC 2005-HE2 Trust, Floating Rate Note, 6/25/35

 536,632

 965,611

 0.52

 AAA/Aa3

 ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34

 942,369

 1,648,030

 2.01

 BBB+/Ba3

 ACE Securities Corp., Floating Rate Note, 10/25/32

 1,616,396

 519,850

 0.39

 BB+/B3

 ACE Securities Corp., Floating Rate Note, 3/25/36

 493,812

 424,189

 6.50

 BB+/Baa2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 428,154

 1,869,032

 0.69

 AAA/Aaa

 Aegis Asset Backed Securities Trust, Floating Rate Note, 6/25/34

 1,846,807

 705,000

 AAA/NR

 AH Mortgage Advance Co, Ltd., 2.98%, 3/13/43 (144A)

 708,022

 1,350,000

 AAA/NR

 AH Mortgage Servicer Advance Revolving Trust 1, 2.23%, 5/10/43 (144A)

 1,350,945

 825,567

 AAA/NR

 Ally Auto Receivables Trust 2010-5, 1.11%, 1/15/15

 827,478

 100,000

 AAA/Aaa

 Ally Auto Receivables Trust 2012-4, 0.48%, 5/15/15

 100,015

 608,000

 AAA/Aaa

 Ally Master Owner Trust, 2.88%, 4/15/15 (144A)

 612,168

 2,000,000

 1.96

 AAA/Aaa

 Ally Master Owner Trust, Floating Rate Note, 1/15/15 (144A)

 2,001,374

 2,000,000

 1.08

 AAA/Aaa

 Ally Master Owner Trust, Floating Rate Note, 1/15/16

 2,013,054

 250,000

 1.01

 AAA/Aaa

 Ally Master Owner Trust, Floating Rate Note, 2/15/17

 252,146

 617,205

 A+/NR

 American Credit Acceptance Receivables Trust 2012-2, 1.89%, 7/15/16 (144A)

 619,928

 1,300,000

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 1,300,283

 780,000

 0.81

 AA+/A2

 American Express Credit Account Master Trust, Floating Rate Note, 11/16/15

 780,918

 550,000

 1.51

 AAA/Aaa

 American Express Credit Account Master Trust, Floating Rate Note, 3/15/16

 554,410

 2,945,000

 1.46

 AAA/Aaa

 American Express Credit Account Master Trust, Floating Rate Note, 3/15/17

 3,004,030

 100,000

 0.33

 AAA/Aaa

 American Express Credit Account Master Trust, Floating Rate Note, 6/15/16

 100,059

 22,942

 AA+/Aaa

 AmeriCredit Automobile Receivables Trust 2009-1, 9.79%, 4/15/14

 23,377

 362,000

 NR/Aaa

 AmeriCredit Automobile Receivables Trust 2011-3, 1.17%, 1/8/16

 363,894

 1,201,768

 AAA/Aaa

 AmeriCredit Automobile Receivables Trust 2012-1, 0.91%, 10/8/15

 1,204,764

 1,000,000

 AAA/NR

 AmeriCredit Automobile Receivables Trust, 0.51%, 1/8/16

 999,958

 530,075

 0.43

 AA+/A2

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 1/25/36

 524,848

 620,000

 0.54

 A+/A3

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 1/25/36

 600,410

 162,750

 0.51

 AA+/Aa1

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34

 161,760

 573,924

 0.66

 AAA/Aaa

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 5/25/34

 550,276

 106,659

 0.41

 AA+/Aaa

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 8/25/35

 103,775

 372,195

 0.76

 AAA/NR

 ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)

 373,235

 810,363

 0.51

 AAA/NR

 ARI Fleet Lease Trust 2012-B, Floating Rate Note, 1/15/21 (144A)

 810,581

 1,650,000

 1.96

 A/NR

 ARL First LLC, Floating Rate Note, 12/15/42 (144A)

 1,650,000

 473,224

 NR/NR

 Ascentium Equipment Receivables LLC, 1.83%, 9/15/19 (144A)

 473,278

 1,815,847

 0.88

 AA/Aaa

 Asset Backed Securities Corp Home Equity, Floating Rate Note, 2/25/35

 1,796,470

 899,000

 0.72

 AA/Aa3

 Asset Backed Securities Corp Home Equity, Floating Rate Note, 7/25/35

 880,873

 415,000

 0.24

 AAA/Aaa

 BA Credit Card Trust, Floating Rate Note, 5/16/16

 415,025

 150,000

 0.46

 AAA/Aaa

 Bank One Issuance Trust, Floating Rate Note, 5/16/16

 150,226

 81,535

 AAA/A3

 Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)

 82,538

 515,312

 0.51

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 2/28/41

 508,432

 3,175,315

 0.88

 AAA/Aa1

 Bayview Financial Acquisition Trust, Floating Rate Note, 2/28/44

 3,095,738

 842,054

 0.48

 AAA/A1

 Bayview Financial Acquisition Trust, Floating Rate Note, 4/28/36

 802,173

 83,065

 0.84

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 81,847

 1,638,704

 0.62

 AAA/Aa1

 Bayview Financial Acquisition Trust, Floating Rate Note, 6/28/44

 1,601,517

 544,735

 0.79

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 531,303

 1,229,425

 3.47

 NR/NR

 Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 7/28/32 (144A)

 1,250,719

 1,429,142

 0.34

 CCC/Ba1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/36

 1,402,179

 26,130

 0.46

 AA+/Aa3

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 11/25/35

 25,953

 300,000

 0.62

 BBB+/B2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 282,023

 210,692

 0.61

 AA+/NR

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 3/25/35

 205,722

 8,318

 0.71

 AAA/NR

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 8/25/34

 7,905

 461,155

 1.21

 BBB/A1

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 452,777

 3,000,000

 0.61

 AAA/NR

 BMW Floorplan Master Owner Trust, Floating Rate Note, 9/15/17 (144A)

 3,009,452

 1,300,000

 NR/Aaa

 BMW Vehicle Owner Trust, 0.76%, 8/25/15

 1,304,373

 1,055,424

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 1,055,270

 1,220,000

 0.24

 AAA/Aaa

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 4/15/16

 1,219,943

 7,640

 AAA/Aaa

 CarMax Auto Owner Trust, 5.81%, 12/16/13

 7,657

 199,442

 AA/NR

 CarNow Auto Receivables Trust 2012-1, 2.09%, 1/15/15 (144A)

 199,520

 1,723,755

 0.94

 AA/Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 1,682,215

 2,802,285

 0.39

 BBB-/Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/36

 2,702,473

 330,812

 0.33

 A+/Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/37

 328,095

 118,145

 0.61

 AA+/Baa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 115,740

 72,077

 1.56

 AA/Ba1

 CDC Mortgage Capital Trust, Floating Rate Note, 8/25/33

 64,906

 857,585

 3.65

 AA+/Aaa

 Centex Home Equity, Floating Rate Note, 3/25/33

 857,425

 1,500,000

 0.45

 AAA/Aaa

 Chase Credit Card Master Trust, Floating Rate Note, 1/15/16

 1,502,668

 20,438

 0.95

 AAA/A1

 Chase Funding Mortgage Loan Asset-Backed Certificates, Floating Rate Note, 10/25/32

 18,467

 4,355,000

 0.31

 AAA/NR

 Chase Issuance Trust, Floating Rate Note, 5/16/16

 4,357,413

 2,300,000

 1.51

 AAA/Aaa

 Chase Issuance Trust, Floating Rate Note, 8/15/15

 2,318,837

 1,000,000

 0.96

 AAA/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)

 1,002,260

 250,000

 2.21

 A/A1

 Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)

 250,580

 650,000

 1.46

 AAA/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)

 658,222

 2,000,000

 0.66

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 2,000,000

 200,000

 1.36

 NR/Aa2

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 200,000

 510,217

 1.96

 AAA/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)

 513,414

 700,000

 1.96

 AA+/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)

 706,466

 2,400,000

 1.96

 AA-/Aa1

 Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)

 2,418,490

 96,825

 0.48

 AA+/A1

 Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36

 94,944

 1,768,314

 0.36

 BB/Ba3

 Citigroup Mortgage Loan Trust 2007-WFH2, Floating Rate Note, 3/25/37

 1,763,356

 421,876

 0.31

 BBB/A3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37

 421,303

 156,868

 0.57

 AAA/Aa2

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/34

 156,301

 60,713

 0.61

 AAA/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 59,816

 484,486

 0.62

 AAA/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 484,254

 284,518

 1.11

 A-/Baa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/37

 282,648

 1,414,337

 0.39

 BBB/Baa3

 CLI Funding LLC, Floating Rate Note, 8/18/21 (144A)

 1,389,705

 227,394

 NR/NR

 Conn Funding II LP, 4.0%, 4/15/16 (Step) (144A)

 227,679

 28,165

 NR/Baa3

 Conseco Financial Corp., 7.05%, 1/15/19

 28,498

 125,463

 0.83

 AA+/Aa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/35

 125,362

 55,040

 0.58

 AA+/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 54,825

 3,538,571

 1.05

 AA/Baa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 3,520,499

 2,000,000

 0.91

 BBB-/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34

 1,976,110

 207,758

 0.32

 BBB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37

 206,775

 423,864

 0.32

 BB+/B1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/47

 421,122

 205,118

 0.89

 AAA/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 198,718

 50,182

 1.11

 AAA/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 47,089

 949,159

 0.72

 AA+/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/35

 915,563

 1,093,998

 0.65

 A+/A2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35

 1,092,791

 714,852

 0.56

 BB+/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/47

 707,992

 3,946

 0.56

 BBB/Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 3,943

 665,988

 0.56

 BBB-/Ba3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 3/15/29

 652,089

 690,958

 0.47

 BBB/B2

 Countrywide Home Equity Loan Trust, Floating Rate Note, 6/15/29

 674,293

 894,553

 AA-/A2

 CPS Auto Trust, 1.82%, 12/16/19 (144A)

 894,856

 2,000,000

 AA/NR

 Credit Acceptance Auto Loan Trust, 2.21%, 9/15/20 (144A)

 2,021,866

 90,075

 0.48

 A+/Baa2

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/25/36 (144A)

 86,868

 107,945

 1.11

 AA-/B2

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 11/25/33

 97,952

 2,006

 D/NR

 Delta Funding Home Equity Loan Trust, 7.04%, 6/25/27

 2,146

 500,000

 0.42

 AAA/Aaa

 Discover Card Master Trust, Floating Rate Note, 11/16/15

 500,338

 423,000

 0.56

 NR/Aaa

 Discover Card Master Trust, Floating Rate Note, 8/15/16

 424,136

 500,000

 4.31

 BBB/Baa2

 Drug Royalty II LP 1 2012-1, Floating Rate Note, 1/15/25 (144A)

 500,000

 1,000,000

 0.36

 AAA/Aaa

 Dryrock Issuance Trust, Floating Rate Note, 8/15/17

 1,000,360

 1,938,406

 AAA/NR

 DT Auto Owner Trust 2012-1, 1.05%, 1/15/15 (144A)

 1,939,464

 1,370,298

 1.21

 BBB/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 1,375,287

 135,808

 1.01

 BBB/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)

 134,209

 1,022,435

 1.11

 BB+/Ba2

 Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)

 1,007,153

 34,972

 A-/WR

 Equivantage Home Equity Loan Trust, 8.05%, 3/25/28 (Step)

 34,505

 897,819

 AA/NR

 Exeter Automobile Receivables Trust, 1.3%, 6/15/17 (144A)

 900,617

 168,769

 AA/NR

 Exeter Automobile Receivables Trust, 2.02%, 8/15/16 (144A)

 170,012

 1,000,000

 BBB/NR

 Exeter Automobile Receivables Trust, 3.06%, 7/16/18 (144A)

 1,015,540

 168,280

 1.11

 AAA/Aaa

 First Frankin Mortgage Loan Trust 2004-FF11, Floating Rate Note, 1/25/35

 168,208

 1,342,474

 0.58

 AAA/Aa3

 First Frankin Mortgage Loan Trust 2005-FF7, Floating Rate Note, 7/25/35

 1,327,644

 675,686

 0.72

 NR/Baa1

 First Frankin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 656,262

 174,239

 0.75

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 170,328

 1,217,671

 0.27

 A/Aa1

 First Franklin Mortgage Loan Trust 2006-FF14, Floating Rate Note, 10/25/36

 1,214,338

 218,007

 NR/NR

 First Investors Auto Owner Trust 2012-2, 0.451%, 8/15/13 (144A)

 218,018

 284,732

 0.61

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 273,837

 681,565

 AAA/Aaa

 Ford Credit Auto Owner Trust, 2.98%, 8/15/14

 686,822

 3,240,000

 1.71

 AA-/Aa3

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 1/15/16

 3,256,981

 1,330,000

 2.31

 BBB/A3

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 1/15/16

 1,340,435

 1,300,000

 0.81

 AAA/Aaa

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 9/15/15

 1,303,828

 2,075,000

 0.56

 AAA/Aaa

 Ford Credit Floorplan Master Owner Trust, Floating Rate Note, 9/15/16

 2,075,714

 1,356,955

 0.64

 A+/A3

 Fremont Home Loan Trust, Floating Rate Note, 4/25/35

 1,328,056

 441,715

 0.67

 AA+/Aa1

 Fremont Home Loan Trust, Floating Rate Note, 6/25/35

 433,998

 888,000

 0.65

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 890,002

 350,000

 0.78

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 2/20/17

 351,736

 2,000,000

 0.70

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17

 2,008,970

 500,000

 1.11

 NR/Aa2

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17

 500,000

 250,000

 0.81

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/20/16

 251,345

 250,000

 0.61

 AAA/Aaa

 Golden Credit Card Trust, Floating Rate Note, 10/15/15 (144A)

 250,012

 1,000,000

 0.76

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 4/15/15 (144A)

 1,001,196

 1,300,000

 1.06

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 1,312,584

 1,000,000

 0.91

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)

 1,010,366

 2,115,150

 0.65

 AAA/B1

 Greenpoint Mortgage Funding Trust, Floating Rate Note, 7/25/30

 2,092,241

 2,280,906

 0.99

 AA+/Ba1

 GSAA Trust, Floating Rate Note, 6/25/34

 2,154,906

 285,215

 0.58

 AAA/Aa2

 GSAA Trust, Floating Rate Note, 9/25/34

 279,900

 2,405,520

 0.76

 AAA/Aaa

 GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34

 2,375,816

 3,305,378

 0.51

 A/NR

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 3,254,650

 400,000

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 400,000

 1,586,000

 AAA/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.34%, 10/15/43 (144A)

 1,589,965

 3,066,857

 0.59

 A+/Baa2

 Home Equity Asset Trust, Floating Rate Note, 1/25/36

 2,957,318

 3,404,000

 0.68

 A+/A3

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 3,334,919

 298,185

 0.32

 CCC/Ba1

 Home Equity Asset Trust, Floating Rate Note, 3/25/37

 284,729

 387,289

 0.39

 BBB+/A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/36

 384,580

 85,516

 0.32

 BBB/A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/37

 84,712

 226,025

 0.38

 BB+/Baa2

 Home Equity Asset Trust, Floating Rate Note, 8/25/36

 217,635

 401,078

 AAA/Aaa

 Honda Auto Receivables Owner Trust, 1.98%, 5/23/16

 402,650

 344,212

 0.47

 AAA/Aaa

 HSBC Home Equity Loan Trust 2005-3, Floating Rate Note, 1/20/35

 332,980

 100,000

 1.36

 AAA/Aaa

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 96,938

 2,339,612

 1.41

 AAA/Aa2

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 2,335,450

 83,484

 0.26

 A+/Ba3

 HSI Asset Securitization Corp Trust 2007-OPT1, Floating Rate Note, 12/25/36

 82,909

 3,868,943

 1.21

 AA-/NR

 Hyundai Capital Auto Funding, Ltd., Floating Rate Note, 9/20/16 (144A)

 3,877,068

 405,839

 0.48

 A/Ba1

 Indymac Residential Asset Backed Trust, Floating Rate Note, 10/25/35

 390,743

 15,816

 0.55

 AAA/Aaa

 Indymac Residential Asset Backed Trust, Floating Rate Note, 8/25/35

 15,771

 1,679,732

 0.78

 AA/A1

 Irwin Home Equity Corp., Floating Rate Note, 4/25/30

 1,673,609

 185,860

 0.94

 AAA/Aa1

 IXIS Real Estate Capital Trust 2005-HE1, Floating Rate Note, 6/25/35

 185,184

 83,242

 0.55

 BB/A2

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 79,186

 2,768

 NR/Aaa

 John Deere Owner Trust, 1.32%, 5/15/14

 2,769

 358,124

 BBB+/Ba1

 JP Morgan Mortgage Acquisition Corp., 5.453%, 11/25/36 (Step)

 357,028

 1,799,632

 0.43

 BB+/Ba1

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 10/25/35

 1,721,274

 816,530

 0.27

 BB+/Ba2

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/29

 803,343

 289,245

 0.36

 BB/Ba1

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 5/25/36

 276,453

 220,504

 0.61

 AA/Aaa

 Keycorp Student Loan Trust, Floating Rate Note, 10/28/41

 215,960

 123,011

 0.47

 AAA/Aa2

 Lehman XS Trust, Floating Rate Note, 11/25/35

 122,527

 500,000

 2.46

 A+/Baa1

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 487,944

 186,559

 AAA/Aaa

 Marriott Vacation Club Owner Trust 2006-2, 5.362%, 10/20/28 (144A)

 186,425

 54,395

 AA/Aa2

 Marriott Vacation Club Owner Trust 2006-2, 5.442%, 10/20/28 (144A)

 54,320

 144,786

 A/A2

 Marriott Vacation Club Owner Trust 2006-2, 5.691%, 10/20/28 (144A)

 144,506

 215,210

 0.46

 AAA/Aa2

 Mastr Asset Backed Securities Trust, Floating Rate Note, 10/25/35

 207,804

 3,577,236

 0.44

 BB+/A2

 Mastr Asset Backed Securities Trust, Floating Rate Note, 2/25/36

 3,455,861

 825,435

 0.51

 A/NR

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 747,670

 2,000,000

 0.27

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15

 1,999,380

 1,900,000

 0.27

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 6/15/15

 1,899,992

 300,000

 0.43

 A+/Aa2

 MBNA Credit Card Master Note Trust, Floating Rate Note, 7/15/15

 299,965

 1,000,000

 0.63

 BBB/A3

 MBNA Credit Card Master Note Trust, Floating Rate Note, 7/15/15

 1,000,003

 1,000,000

 0.48

 NR/Aaa

 Mercedes-Benz Master Owner Trust, Floating Rate Note, 11/15/16 (144A)

 1,000,000

 54,383

 1.18

 A/Ba3

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/36

 53,993

 1,090,233

 0.94

 AA-/Aa1

 Merrill Lynch Mortgage Synthetic, Floating Rate Note, 6/28/35 (144A)

 1,076,299

 892,652

 NR/Aaa

 MMAF Equipment Finance LLC, 0.9%, 4/15/14 (144A)

 893,001

 242,588

 0.41

 BBB-/Baa1

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/35

 239,118

 119,786

 0.53

 A+/Ba1

 Morgan Stanley Home Equity Loan Trust, Floating Rate Note, 9/25/35

 110,661

 474,729

 0.29

 CCC/Baa1

 Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37

 453,463

 543,497

 0.73

 A-/Baa3

 MSDWCC Heloc Trust, Floating Rate Note, 4/25/16

 539,047

 86,132

 0.31

 AA+/A2

 Nationstar Home Equity Loan Trust, Floating Rate Note, 3/25/37

 86,044

 250,000

 0.36

 B-/Caa2

 Nationstar Home Equity Loan Trust, Floating Rate Note, 3/25/37

 231,073

 124,216

 0.47

 AA+/Aaa

 Nelnet Student Loan Trust, Floating Rate Note, 1/25/21

 124,093

 1,166,014

 0.39

 AA+/Aaa

 Nelnet Student Loan Trust, Floating Rate Note, 10/26/20

 1,159,721

 958,652

 0.47

 NR/Aaa

 New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35

 954,654

 45,471

 0.51

 AAA/Aa1

 New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35

 44,961

 2,700,000

 1.36

 AAA/Aaa

 Nissan Master Owner Trust Receivables, Floating Rate Note, 1/15/15 (144A)

 2,701,091

 704,959

 0.99

 AAA/Ba3

 Novastar Home Equity Loan, Floating Rate Note, 5/25/33

 669,179

 97,809

 AA-/Aa3

 Option One Mortgage Loan Trust, 5.9%, 3/25/37 (Step)

 96,448

 164,161

 0.47

 AA+/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 161,395

 276,831

 0.61

 AA+/NR

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/35

 266,878

 582,380

 0.83

 AA+/A1

 Park Place Securities, Inc., Floating Rate Note, 10/25/34

 569,342

 607,730

 0.91

 AAA/Aa1

 Park Place Securities, Inc., Floating Rate Note, 12/25/34

 607,414

 1,042,171

 0.89

 AA+/Aa2

 Park Place Securities, Inc., Floating Rate Note, 12/25/34

 1,037,876

 14,488

 0.80

 AAA/Aa1

 Park Place Securities, Inc., Floating Rate Note, 2/25/35

 14,478

 1,500,176

 0.58

 BBB+/Ba3

 Park Place Securities, Inc., Floating Rate Note, 9/25/35

 1,443,792

 800,000

 0.96

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 11/18/15 (144A)

 800,680

 1,485,000

 0.78

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 3/18/14 (144A)

 1,485,134

 3,000,000

 0.86

 AAA/Aaa

 Penarth Master Issuer Plc, Floating Rate Note, 5/18/15 (144A)

 2,999,370

 2,035,723

 0.91

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 2,036,079

 325,276

 1.71

 A/NR

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 325,382

 3,546,000

 1.41

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)

 3,575,059

 1,664,734

 0.51

 AAA/A1

 RAAC Series, Floating Rate Note, 10/25/45 (144A)

 1,649,979

 846,179

 0.46

 B/Ba3

 RAAC Series, Floating Rate Note, 2/25/37 (144A)

 814,341

 2,000,000

 1.01

 BBB+/Ba3

 RAAC Series, Floating Rate Note, 5/25/39 (144A)

 1,893,734

 507,116

 0.40

 A-/A2

 RAAC Series, Floating Rate Note, 9/25/45

 491,247

 21,048

 AA+/Baa2

 RAMP Trust, 5.06%, 6/25/32 (Step)

 21,344

 664,388

 0.40

 B+/B2

 RAMP Trust, Floating Rate Note, 1/25/36

 634,479

 97,184

 0.50

 AAA/Baa2

 RAMP Trust, Floating Rate Note, 10/25/33

 96,066

 385,514

 0.83

 AA+/Baa1

 RAMP Trust, Floating Rate Note, 11/25/34

 376,573

 127,188

 0.41

 AA+/A3

 RAMP Trust, Floating Rate Note, 2/25/36

 123,538

 378,097

 0.48

 AAA/A1

 RAMP Trust, Floating Rate Note, 9/25/35

 374,720

 459,899

 0.43

 BBB+/Baa3

 RASC Trust, Floating Rate Note, 2/25/36

 449,187

 390,016

 0.64

 AA/Baa2

 RASC Trust, Floating Rate Note, 4/25/35

 381,360

 692,984

 0.66

 NR/Aa1

 RFSC Series 2003-RP2 Trust, Floating Rate Note, 6/25/33 (144A)

 670,473

 2,000,000

 1.21

 NR/Aa2

 RFSC Series 2003-RP2 Trust, Floating Rate Note, 7/25/41 (144A)

 1,919,002

 122,302

 0.86

 AA/Aa2

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42 (144A)

 121,694

 211,128

 0.69

 AAA/NR

 Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28

 202,042

 105,762

 A+/Baa1

 Santander Consumer Acquired Receivables Trust 2011-S1, 3.15%, 8/15/16 (144A)

 106,150

 858,189

 AAA/NR

 Santander Drive Auto Receivables Trust 2010-1, 1.84%, 11/17/14

 865,122

 89,263

 A/NR

 Santander Drive Auto Receivables Trust 2011-S1, 1.89%, 5/15/17 (144A)

 89,601

 146,513

 AA/NR

 Santander Drive Auto Receivables Trust 2011-S2, 2.06%, 6/15/17 (144A)

 147,772

 138,829

 AA-/NR

 Santander Drive Auto Receivables Trust 2011-S2, 2.86%, 6/15/17 (144A)

 140,144

 387,675

 A+/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 389,757

 130,666

 AAA/Aaa

 Santander Drive Auto Receivables Trust 2012-1, 1.25%, 4/15/15

 131,189

 248,706

 NR/NR

 Santander Drive Auto Receivables Trust 2012-4, 0.432%, 7/15/13

 248,721

 271,001

 NR/NR

 Santander Drive Auto Receivables Trust 2012-5, 0.336%, 8/15/13

 271,007

 1,000,000

 AAA/Aaa

 Santander Drive Auto Receivables Trust 2012-5, 0.57%, 12/15/15

 1,000,969

 1,327,101

 AAA/Aaa

 Santander Drive Auto Receivables Trust, 0.91%, 5/15/15

 1,330,516

 704,481

 0.32

 BBB-/Ba3

 Saxon Asset Securities Trust, Floating Rate Note, 10/25/46

 699,627

 888,708

 0.36

 AA-/A3

 Sierra Receivables Funding Co LLC, Floating Rate Note, 3/20/19 (144A)

 882,295

 526,504

 1.21

 A+/Baa3

 Sierra Receivables Funding Co LLC, Floating Rate Note, 9/20/19 (144A)

 521,069

 153,867

 0.32

 AAA/Aaa

 SLC Student Loan Trust, Floating Rate Note, 6/15/20

 153,714

 124,868

 0.42

 AAA/Aaa

 SLC Student Loan Trust, Floating Rate Note, 8/15/19

 124,877

 900,083

 0.45

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/25/19

 899,866

 148,200

 0.72

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 7/27/20 (144A)

 148,199

 217,583

 NR/Aaa

 SMART Trust/Australia, 1.22%, 11/14/13 (144A)

 217,693

 500,000

 0.76

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 3/14/15 (144A)

 499,885

 1,800,000

 0.54

 NR/Aaa

 SMART Trust/Australia, Floating Rate Note, 6/14/15

 1,781,529

 1,050,641

 AA/NR

 SNAAC Auto Receivables Trust, 1.78%, 6/15/16 (144A)

 1,055,256

 1,366,481

 0.66

 AA/Aa2

 Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35

 1,360,644

 1,371,598

 0.47

 BB+/NR

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 1,328,022

 193,397

 0.33

 A+/A1

 Soundview Home Loan Trust 2007-NS1, Floating Rate Note, 1/25/37

 193,165

 411,741

 0.41

 AA+/Aaa

 South Carolina Student Loan Corp., Floating Rate Note, 12/3/18

 412,004

 1,003,513

 0.41

 BBB+/Ba1

 Specialty Underwriting & Residential Finance, Floating Rate Note, 12/25/36

 978,063

 921,118

 0.60

 AA+/A3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 6/25/36

 899,017

 14,595

 0.46

 AA+/Baa3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 14,561

 1,335,300

 NR/NR

 Stanwich Mortgage Loan Trust, 2.981%, 9/15/42 (144A)

 1,337,463

 544,040

 0.61

 AA+/Aa1

 Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35

 539,900

 1,874,934

 0.41

 CCC/Ba3

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 1,787,886

 5,415

 B+/A2

 Structured Asset Securities Corp., 4.51%, 2/25/35 (Step)

 5,412

 3,763,189

 0.43

 B-/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/36 (144A)

 3,568,805

 401,973

 0.36

 BB/Ba3

 Structured Asset Securities Corp., Floating Rate Note, 5/25/37 (144A)

 394,779

 564,501

 0.27

 BB/A3

 Structured Asset Securities Corp., Floating Rate Note, 5/25/47

 552,887

 4,678,220

 0.36

 B-/B2

 Structured Asset Securities Corp., Floating Rate Note, 7/25/36 (144A)

 4,424,983

 107,279

 AAA/Aaa

 SVO VOI Mortgage Corp., 5.25%, 2/20/21 (144A)

 107,465

 416,667

 0.40

 BBB/Baa2

 TAL Advantage LLC, Floating Rate Note, 4/20/21 (144A)

 409,159

 628,333

 0.46

 A-/Baa1

 Textainer Marine Containers, Ltd., Floating Rate Note, 5/15/20 (144A)

 621,323

 1,416,658

 0.38

 BBB/Baa2

 Triton Container Finance LLC, Floating Rate Note, 11/26/21 (144A)

 1,385,822

 955,785

 0.61

 AAA/Aaa

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 12/25/32 (144A)

 955,421

 1,230,000

 AAA/NR

 United Auto Credit Securitization Trust, 1.1%, 3/16/15 (144A)

 1,230,376

 189,000

 0.62

 AAA/Aa2

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 185,799

 243,995

 0.30

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 239,394

 350,000

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 350,656

 885,084

 A/NR

 Westgate Resorts LLC, 3.0%, 1/20/25 (144A)

 891,722

 62,002

 0.49

 NR/Baa1

 Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28

 57,891

 800,000

 0.42

 AA/A3

 World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/17 (144A)

 797,812

 TOTAL ASSET BACKED SECURITIES

 (Cost $233,739,556)

 $

 235,216,102

 COLLATERALIZED MORTGAGE OBLIGATIONS - 27.5%

 662,810

 2.86

 AAA/Baa1

 Adjustable Rate Mortgage Trust 2004-1, Floating Rate Note, 1/25/35

 $

 657,353

 2,066

 0.77

 AAA/Aaa

 Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35

 2,067

 419,381

 5.75

 NR/NR

 American General Mortgage Loan Trust, Floating Rate Note, 9/25/48 (144A)

 420,612

 200,000

 1.46

 AAA/Aaa

 Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)

 200,300

 350,000

 1.71

 AAA/Aaa

 Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)

 352,404

 500,000

 1.56

 AAA/Aaa

 Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)

 502,960

 127,394

 1.51

 NR/Aaa

 Arran Residential Mortgages Funding Plc, Floating Rate Note, 11/19/47 (144A)

 127,644

 59,091

 1.64

 NR/Aaa

 Arran Residential Mortgages Funding Plc, Floating Rate Note, 5/16/47 (144A)

 59,152

 1,476,275

 0.31

 AAA/NR

 Banc of America Funding Corp., Floating Rate Note, 9/26/46 (144A)

 1,452,786

 4,074,290

 0.96

 AA+/Aa1

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 4,008,653

 47,449

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.512%, 12/10/42

 48,006

 33,302

 B+/Aa1

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.349%, 6/11/35

 33,274

 3,237,040

 5.06

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 3/11/41

 3,286,097

 2,275,000

 1.36

 NR/Aaa

 Banc of America Re-Remic Trust, Floating Rate Note, 8/15/29 (144A)

 2,294,499

 3,035,000

 2.31

 NR/A2

 Banc of America Re-Remic Trust, Floating Rate Note, 8/15/29 (144A)

 3,076,643

 301,233

 0.48

 AAA/Aaa

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36 (144A)

 299,581

 545,965

 3.05

 NR/NR

 BCAP LLC Trust, Floating Rate Note, 6/27/36 (144A)

 548,540

 94,278

 4.78

 A+/Baa3

 Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33

 92,904

 728,909

 0.95

 A+/Baa1

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 717,586

 1,377,033

 0.91

 A+/Baa2

 Bear Stearns ALT-A Trust 2004-8, Floating Rate Note, 9/25/34

 1,338,961

 193,992

 0.71

 AAA/Baa2

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 183,226

 424,677

 1.31

 A+/Ba1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/33

 390,340

 161,773

 0.54

 AA+/Ba1

 CC Funding Corp./DE, Floating Rate Note, 1/25/35 (144A)

 131,921

 79,872

 0.51

 A+/Ba2

 CC Funding Corp./DE, Floating Rate Note, 8/25/35 (144A)

 63,601

 840,522

 A+/A2

 Chase Mortgage Finance Corp., 4.75%, 11/25/18

 865,343

 120,894

 NR/A2

 Citicorp Mortgage Securities, Inc., 4.75%, 1/25/34

 122,704

 42,141

 NR/Ba2

 Citicorp Mortgage Securities, Inc., 5.0%, 7/25/20

 44,299

 250,000

 NR/B2

 Citicorp Mortgage Securities, Inc., 6.25%, 6/25/36

 251,176

 13,329

 0.35

 A+/Aaa

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 13,170

 1,238,868

 0.38

 BBB+/Aaa

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 1,199,079

 1,772,180

 0.42

 BBB-/Aa2

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 1,697,541

 301,158

 0.46

 BB+/A2

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 287,751

 881,059

 0.51

 BB/A3

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 826,330

 38,905

 AAA/NR

 Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16

 39,609

 80,314

 0.55

 AAA/Aaa

 COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)

 74,664

 143,761

 0.60

 AA-/Aa1

 COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)

 132,211

 108,896

 NR/Aaa

 COMM 2006-C8 Mortgage Trust, 5.248%, 12/10/46

 109,479

 1,691,300

 0.31

 AAA/Aaa

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 1,676,240

 2,890,000

 0.34

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 2,690,867

 2,542,385

 0.39

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 2,499,070

 444,557

 3.64

 NR/A2

 COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)

 450,451

 2,250,000

 2.15

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 2,283,482

 255,119

 5.76

 AAA/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-C4, Floating Rate Note, 9/15/39

 257,055

 888,858

 0.33

 BBB+/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 867,917

 759,945

 BBB+/Ba3

 Countrywide Alternative Loan Trust, 5.125%, 3/25/34

 770,847

 54,007

 0.60

 AAA/Aaa

 Countrywide Alternative Loan Trust, Floating Rate Note, 10/25/34

 53,322

 41,985

 0.61

 AA+/Aaa

 Countrywide Alternative Loan Trust, Floating Rate Note, 2/25/33

 41,267

 109,966

 0.61

 BBB+/Ba3

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 106,984

 996,394

 0.84

 BBB+/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 5/25/33

 962,517

 328,370

 0.76

 A+/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 7/25/33

 325,538

 122,214

 0.66

 BBB+/Ba1

 Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34

 121,067

 188,102

 BB-/NR

 Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 1/25/35

 188,193

 1,000,000

 NR/Baa3

 Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 6/25/34

 1,033,645

 1,688,144

 0.75

 AA+/Baa1

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 2/25/35

 1,535,977

 761,479

 0.76

 NR/Aa1

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 5/25/33

 737,000

 1,536,451

 0.71

 A-/NR

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 6/25/18

 1,506,691

 159,860

 0.61

 A+/NR

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 8/25/18

 153,491

 34,178

 AA+/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 7/25/35

 34,264

 1,246,646

 4.90

 AAA/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/36

 1,274,448

 66,113

 1.56

 AA+/Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 63,251

 352,836

 0.95

 AAA/Baa1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 343,497

 739,895

 5.14

 AAA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/36

 748,663

 123,276

 5.07

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 123,506

 2,966,325

 0.38

 AAA/Aa2

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)

 2,903,587

 94,594

 0.38

 AAA/Aaa

 Crusade Global Trust, Floating Rate Note, 4/19/38

 92,214

 909,380

 0.37

 AAA/Aaa

 Crusade Global Trust, Floating Rate Note, 8/14/37

 890,088

 1,523,939

 NR/Aaa

 DBRR Trust, 0.946%, 9/25/45 (144A)

 1,527,467

 1,098,513

 0.54

 AA+/Aaa

 Fannie Mae REMIC Trust 2007-W3, Floating Rate Note, 4/25/37

 1,104,125

 461,232

 AA+/Aaa

 Fannie Mae REMICS, 3.0%, 4/25/40

 478,450

 236,690

 AA+/Aaa

 Fannie Mae REMICS, 3.5%, 10/25/39

 244,764

 32,276

 AA+/Aaa

 Fannie Mae REMICS, 3.5%, 12/25/31

 32,655

 1,165,298

 AA+/Aaa

 Fannie Mae REMICS, 3.5%, 9/25/18

 1,169,577

 1,088,977

 AA+/Aaa

 Fannie Mae REMICS, 4.0%, 11/25/35

 1,096,487

 454,666

 AA+/Aaa

 Fannie Mae REMICS, 4.0%, 9/25/21

 459,233

 82,154

 AA+/Aaa

 Fannie Mae REMICS, 4.5%, 1/25/32

 82,373

 1,289,685

 AA+/Aaa

 Fannie Mae REMICS, 4.5%, 1/25/38

 1,311,547

 76,279

 AA+/Aaa

 Fannie Mae REMICS, 4.5%, 11/25/31

 76,442

 54,147

 AA+/Aaa

 Fannie Mae REMICS, 4.5%, 2/25/33

 54,565

 35,448

 AA+/Aaa

 Fannie Mae REMICS, 5.0%, 8/25/35

 35,795

 1,115,455

 AA+/Aaa

 Fannie Mae REMICS, 5.5%, 10/25/32

 1,135,211

 516,354

 AA+/Aaa

 Fannie Mae REMICS, 5.5%, 11/25/34

 516,957

 120,000

 AA+/Aaa

 Fannie Mae REMICS, 6.0%, 3/25/27

 124,365

 374,701

 AA+/Aaa

 Fannie Mae REMICS, 6.0%, 3/25/35

 394,638

 311,871

 AA+/Aaa

 Fannie Mae REMICS, 6.0%, 4/25/39

 318,764

 509,361

 AA+/Aaa

 Fannie Mae REMICS, 6.0%, 8/25/35

 511,184

 42,898

 AA+/Aaa

 Fannie Mae REMICS, 7.0%, 6/25/13

 43,322

 759,826

 0.91

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 1/25/32

 769,510

 739,111

 0.76

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 1/25/40

 747,911

 96,549

 0.51

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 10/25/35

 96,602

 3,602,784

 0.61

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 10/25/36

 3,636,787

 276,273

 0.76

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 10/25/37

 279,160

 1,014,900

 0.81

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 10/25/37

 1,029,892

 1,400,000

 0.41

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 10/27/37

 1,392,621

 890,257

 0.81

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 11/25/31

 899,719

 783,426

 0.81

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 11/25/31

 786,985

 1,635,193

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 11/25/33

 1,642,624

 172,093

 0.51

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 11/25/34

 172,620

 171,434

 0.82

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/23

 172,992

 585,819

 1.22

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/23

 597,104

 148,684

 0.76

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/30

 150,103

 800,500

 1.11

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/31

 815,460

 587,849

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/32

 592,968

 743,648

 0.51

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/35

 746,496

 507,880

 0.45

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/36

 508,640

 361,443

 0.61

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 12/25/38

 361,585

 52,854

 0.67

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 2/25/17

 53,004

 251,147

 0.96

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 2/25/33

 253,956

 546,474

 0.52

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 2/25/35

 547,919

 773,608

 0.91

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 2/25/38

 780,635

 322,696

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/23

 323,817

 493,866

 0.54

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/28

 484,167

 380,697

 0.51

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/35

 381,260

 179,950

 0.51

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/36

 180,757

 347,900

 0.51

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/36

 349,649

 250,829

 0.86

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 4/25/30

 253,258

 556,458

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 4/25/33

 560,801

 389,180

 0.44

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 4/25/37

 389,262

 598,369

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 4/25/42

 603,671

 150,308

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 5/25/19

 150,370

 404,828

 0.81

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 5/25/40

 409,751

 3,481,535

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 5/25/40

 3,504,422

 2,175,858

 0.76

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 5/25/40

 2,194,638

 209,274

 0.61

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 6/25/23

 209,924

 147,347

 0.44

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 6/25/37

 147,559

 53,506

 0.72

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/18/27

 53,772

 861,606

 0.81

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/31

 870,808

 562,760

 0.81

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/31

 569,870

 351,455

 1.21

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/32

 360,223

 226,949

 0.66

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/34

 228,709

 2,902,341

 0.51

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/35

 2,907,632

 662,227

 0.46

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/35

 661,756

 488,071

 0.50

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/36

 489,635

 494,686

 0.61

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/37

 498,603

 361,194

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 8/25/31

 364,726

 176,100

 0.81

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 8/25/32

 177,990

 51,204

 0.61

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 8/25/33

 51,337

 559,014

 0.76

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 8/25/36

 565,059

 77,040

 1.02

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 9/25/20

 77,668

 136,554

 1.12

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 9/25/21

 138,391

 715,768

 0.71

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 9/25/32

 722,373

 1,303,222

 0.46

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 9/25/36

 1,303,569

 202,577

 0.96

 AA+/Aaa

 Fannie Mae REMICS, Floating Rate Note, 9/25/38

 203,280

 1,034,383

 0.56

 AA+/Aaa

 Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42

 1,022,140

 177,316

 2.74

 AA+/Aaa

 Fannie Mae Trust 2005-W3, Floating Rate Note, 4/25/45

 183,833

 299,694

 2.29

 AA+/Aaa

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35

 312,407

 24,680

 AAA/Aaa

 First Union Leh Bro Bank Of Amer Com Mor Pa Th Ce Se 1998-c2, 6.778%, 11/18/35

 24,656

 1,239,826

 1.72

 AAA/Aaa

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 1,255,482

 1,000,000

 1.72

 AAA/Aaa

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 1,020,435

 1,148,635

 AA+/Aaa

 Freddie Mac Reference REMIC, 5.5%, 12/15/20

 1,159,317

 1,451,918

 0.61

 AA+/Aaa

 Freddie Mac Reference REMIC, Floating Rate Note, 7/15/23

 1,453,340

 73,525

 AA+/Aaa

 Freddie Mac REMICS, 3.5%, 11/15/22

 75,416

 424,024

 AA+/Aaa

 Freddie Mac REMICS, 4.0%, 1/15/24

 433,480

 83,665

 AA+/Aaa

 Freddie Mac REMICS, 4.0%, 11/15/23

 87,208

 355,124

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 10/15/31

 358,806

 825,361

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 10/15/33

 828,852

 244,116

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 12/15/32

 250,137

 590,171

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 3/15/39

 590,074

 267,508

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 6/15/22

 269,174

 866,448

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 6/15/34

 894,310

 202,369

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 7/15/32

 206,991

 571,512

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 8/15/32

 580,337

 88,853

 AA+/Aaa

 Freddie Mac REMICS, 5.0%, 9/15/31

 89,077

 461,989

 AA+/Aaa

 Freddie Mac REMICS, 5.5%, 10/15/22

 465,566

 446,930

 AA+/Aaa

 Freddie Mac REMICS, 5.5%, 11/15/31

 448,660

 83,548

 AA+/Aaa

 Freddie Mac REMICS, 5.5%, 3/15/32

 84,854

 64,350

 AA+/Aaa

 Freddie Mac REMICS, 5.5%, 5/15/32

 64,865

 205,365

 AA+/Aaa

 Freddie Mac REMICS, 5.5%, 5/15/33

 211,001

 1,706,717

 AA+/Aaa

 Freddie Mac REMICS, 6.0%, 4/15/36

 1,715,490

 985,927

 0.61

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 1/15/33

 991,758

 2,544,882

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 1/15/37

 2,552,799

 303,224

 0.36

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 10/15/20

 303,356

 219,718

 1.16

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 10/15/31

 224,730

 607,343

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/18

 608,336

 373,056

 0.81

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/31

 377,015

 572,709

 1.21

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/33

 581,840

 335,061

 0.56

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/35

 336,448

 516,049

 0.46

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/36

 516,726

 1,006,574

 0.61

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 11/15/40

 1,014,183

 322,150

 0.61

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/20

 324,151

 754,684

 0.66

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/28

 760,416

 325,920

 0.56

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/32

 326,971

 78,600

 0.66

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/32

 78,711

 69,094

 0.71

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/32

 69,629

 948,516

 0.56

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/41

 951,646

 846,240

 0.44

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/19

 847,901

 1,107,321

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/25

 1,109,840

 428,092

 0.56

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/29

 429,804

 928,896

 0.76

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/33

 934,652

 1,034,117

 0.56

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/36

 1,036,918

 139,982

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/39

 140,210

 272,528

 0.91

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 3/15/32

 276,134

 2,017,527

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 3/15/36

 2,026,079

 668,759

 0.66

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 3/15/39

 672,021

 982,088

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 3/15/41

 984,661

 131,693

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 4/15/35

 131,966

 218,388

 0.56

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 5/15/29

 218,549

 491,470

 1.71

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 5/15/33

 502,833

 2,018,972

 0.51

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 5/15/35

 2,022,972

 1,014,601

 0.55

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 5/15/37

 1,018,904

 227,258

 0.56

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 5/15/41

 228,196

 443,513

 0.66

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 6/15/23

 445,887

 1,088,067

 0.61

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 6/15/33

 1,091,459

 5,956,950

 0.52

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 6/15/36

 5,966,481

 609,025

 0.46

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 7/15/21

 609,776

 215,610

 0.71

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 7/15/36

 217,584

 139,444

 0.61

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 7/15/36

 139,977

 2,939,329

 0.41

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 7/15/36

 2,936,660

 3,515,250

 0.66

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 8/15/33

 3,538,285

 1,606,956

 0.46

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 8/15/35

 1,610,634

 571,221

 0.81

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 9/15/32

 576,198

 110,541

 0.63

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 9/15/36

 111,341

 599,711

 0.61

 AA+/Aaa

 Freddie Mac REMICS, Floating Rate Note, 9/15/36

 604,137

 129,997

 0.64

 AA+/Aa2

 GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)

 122,825

 1,457,196

 0.43

 AA-/Aa1

 GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)

 1,358,323

 403,782

 0.38

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 345,234

 2,112,991

 NR/Aaa

 GE Capital Commercial Mortgage Corp., 5.145%, 7/10/37

 2,134,820

 234,112

 0.53

 AAA/Baa2

 Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)

 217,847

 2,618,896

 AAA/Aaa

 GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, 5.023%, 4/10/40

 2,679,620

 125,263

 6.02

 NR/NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/15/33 (144A)

 127,723

 583,640

 3.56

 BBB+/Baa3

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 6/19/35

 587,304

 403,792

 AA+/Aaa

 Government National Mortgage Association, 4.5%, 11/20/34

 412,306

 426,594

 AA+/Aaa

 Government National Mortgage Association, 4.5%, 2/16/34

 428,888

 660,000

 AA+/Aaa

 Government National Mortgage Association, 5.0%, 6/20/26

 675,752

 809,754

 0.46

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/20/33

 812,014

 1,510,447

 0.71

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/20/37

 1,513,249

 1,408,825

 0.61

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/20/38

 1,412,778

 595,373

 0.66

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/41

 595,021

 473,602

 0.61

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 474,743

 803,853

 0.51

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/29

 811,118

 343,771

 0.76

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 347,684

 2,102,978

 0.61

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 5/16/38

 2,115,766

 347,505

 0.71

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 6/16/31

 351,002

 148,688

 0.86

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 7/20/40

 148,744

 971,316

 1.21

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/16/39

 991,244

 1,630,929

 0.61

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/20/35

 1,633,744

 875,190

 0.71

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/20/38

 883,781

 1,155,670

 0.46

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/31

 1,163,330

 1,839,342

 AAA/Aaa

 Greenwich Capital Commercial Funding Corp., 4.111%, 7/5/35

 1,847,684

 3,054

 AAA/Aaa

 Greenwich Capital Commercial Funding Corp., 5.117%, 4/10/37

 3,056

 900,000

 NR/NR

 GS Mortgage Securities Corp II, 3.563%, 2/10/21 (144A)

 915,120

 447,247

 1.10

 AAA/Aaa

 GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)

 447,669

 3,540,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 3,544,768

 500,000

 2.20

 AA/NR

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 501,020

 430,428

 BB+/B1

 GSR Mortgage Loan Trust, 5.0%, 7/25/35

 432,707

 150,769

 2.63

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33

 151,976

 293,410

 2.66

 AA+/Aaa

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 293,883

 347,216

 1.34

 AAA/Baa3

 Harborview Mortgage Loan Trust, Floating Rate Note, 6/19/34

 328,941

 1,685,490

 1.74

 AAA/Aaa

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 1,697,517

 1,426,000

 1.99

 AAA/Aaa

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 1,458,798

 1,993,106

 0.63

 NR/Baa1

 HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25

 1,840,221

 1,606,766

 0.56

 AAA/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 1,590,812

 1,440,548

 0.66

 AAA/Aa2

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 1,406,538

 472,806

 1.11

 AAA/Aaa

 Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33

 465,460

 805,809

 0.85

 AAA/Ba3

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 761,192

 346,905

 0.93

 AAA/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 331,006

 338,333

 1.05

 AAA/Aaa

 Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34

 336,010

 1,492,531

 0.95

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 1,421,082

 691,122

 0.62

 AAA/Aaa

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 673,610

 412,730

 0.97

 B/Ba2

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 370,811

 903,237

 1.01

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 869,136

 724,010

 0.56

 AAA/Aaa

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 715,058

 209,979

 0.56

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 209,136

 420,288

 5.95

 B-/Caa1

 JP Morgan Alternative Loan Trust, Floating Rate Note, 9/25/36

 422,311

 847,647

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.767%, 3/12/39

 847,968

 51,524

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.305%, 1/15/49

 51,766

 38,180

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 38,218

 146,957

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.819%, 6/12/43

 149,369

 2,350,000

 2.07

 AA/Aa2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 2,378,607

 3,842,623

 0.34

 NR/Aa2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 3,780,184

 805,251

 0.42

 NR/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 775,788

 309,712

 0.44

 NR/A3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 292,186

 193,570

 0.57

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 163,259

 498,336

 2.11

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/28 (144A)

 503,029

 475,000

 5.73

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 2/12/49

 486,946

 257,000

 6.45

 NR/Caa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/12/34

 257,208

 3,740,034

 0.33

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 3,723,488

 200,000

 0.36

 AA/Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 198,653

 66,543

 5.80

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 6/15/49

 68,634

 55,536

 0.58

 NR/Aa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/19 (144A)

 54,087

 950,000

 4.65

 AA-/A1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 958,523

 212,180

 5.17

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 8/12/40

 212,147

 799,931

 2.37

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 811,752

 344,976

 3.04

 A+/NR

 JP Morgan Mortgage Trust, Floating Rate Note, 6/25/35

 343,357

 2,000,000

 1.71

 AAA/Aaa

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 2,045,535

 696,005

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 3.973%, 3/15/29

 707,691

 1,000,000

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.568%, 1/15/31

 1,037,635

 377,290

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30

 385,280

 210,502

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.83%, 11/15/27

 212,488

 605

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 5.532%, 3/15/32

 604

 38,257

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 5.845%, 7/15/40

 39,186

 340,000

 5.12

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 11/15/32

 347,692

 360,489

 6.16

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 4/15/41

 384,916

 2,232,114

 0.33

 AAA/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2006-LLF C5, Floating Rate Note, 9/15/21 (144A)

 2,226,143

 1,842,957

 0.91

 BB/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 1,816,205

 725,000

 1.11

 B+/A1

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 696,351

 96,314

 1.06

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 93,517

 162,426

 1.16

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 161,433

 284,641

 0.46

 A+/Aa3

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 238,101

 1,000,770

 2.41

 AAA/Baa2

 MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33

 964,573

 285,768

 2.63

 AAA/Aa2

 MASTR Adjustable Rate Mortgages Trust 2004-13, Floating Rate Note, 11/21/34

 286,407

 49,141

 AAA/NR

 MASTR Asset Securitization Trust 2003-6, 4.5%, 7/25/13

 49,143

 546,608

 0.61

 AAA/NR

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 539,985

 2,544

 AAA/NR

 MASTR Asset Securitization Trust 2004-3, 4.75%, 1/25/14

 2,560

 1,022,674

 0.65

 AAA/Aaa

 Mellon Residential Funding Corp., Floating Rate Note, 12/15/30

 1,016,798

 602,625

 0.69

 AAA/Aaa

 Mellon Residential Funding Corp., Floating Rate Note, 6/15/30

 595,271

 493,701

 0.87

 AA+/Aa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 479,501

 284,952

 0.67

 A+/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 278,753

 907,312

 2.48

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29

 898,427

 2,456,819

 0.54

 A+/Ba2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 2,367,890

 362,307

 0.67

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 354,842

 317,389

 2.52

 A+/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 320,036

 260,000

 5.24

 AAA/NR

 Merrill Lynch Mortgage Trust Class A4, Floating Rate Note, 11/12/35

 266,838

 511,134

 5.29

 NR/Aaa

 Merrill Lynch/Countrywide Commercial Mortgage Trust, Floating Rate Note, 7/12/46

 518,521

 1,476,869

 NR/Aaa

 Morgan Stanley Capital I Trust 2003-IQ4, 4.07%, 5/15/40

 1,482,004

 118,964

 AAA/NR

 Morgan Stanley Capital I Trust 2005-HQ6, 4.882%, 8/13/42

 119,869

 100,000

 0.81

 A+/A1

 Morgan Stanley Capital I, Inc. Class B, Floating Rate Note, 12/15/20 (144A)

 93,361

 100,000

 0.91

 BBB+/A3

 Morgan Stanley Capital I, Inc. Class C, Floating Rate Note, 12/15/20 (144A)

 92,961

 1,211,488

 0.31

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 1,206,260

 1,750,000

 0.34

 A+/Aa3

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 1,645,000

 3,292,478

 0.77

 AA+/Aa2

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 3,205,596

 142,517

 6.34

 AA-/NR

 Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/30 (144A)

 142,412

 34,802

 7.34

 BB-/NR

 Morgan Stanley Dean Witter Capital I, Floating Rate Note, 2/15/33 (144A)

 34,806

 1,365,112

 0.49

 A/NR

 Morgan Stanley Re-REMIC Trust 2010-R4, Floating Rate Note, 7/26/36 (144A)

 1,344,166

 1,685,853

 0.99

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 1,613,953

 1,000,000

 AAA/NR

 Motel 6 Trust, 1.5%, 10/5/25 (144A)

 996,211

 1,185,780

 0.58

 AA+/Aaa

 NCUA Guaranteed Notes Trust 2010-R2, Floating Rate Note, 11/6/17

 1,188,377

 1,123,441

 0.77

 NR/Aaa

 NCUA Guaranteed Notes Trust 2010-R3, Floating Rate Note, 12/8/20

 1,129,058

 342,225

 0.77

 NR/Aaa

 NCUA Guaranteed Notes Trust 2010-R3, Floating Rate Note, 12/8/20

 343,936

 1,933,310

 0.74

 NR/Aaa

 NCUA Guaranteed Notes Trust 2011-C1, Floating Rate Note, 3/9/21

 1,938,737

 1,478,251

 0.61

 AA+/Aaa

 NCUA Guaranteed Notes Trust 2011-R3, Floating Rate Note, 3/11/20

 1,485,642

 609,622

 0.59

 AA+/NR

 NCUA Guaranteed Notes Trust 2011-R5, Floating Rate Note, 4/6/20

 611,640

 175,793

 BBB/B2

 Nomura Asset Acceptance Corp., 4.786%, 3/25/35

 175,395

 257,451

 2.66

 AAA/Aaa

 Nomura Asset Acceptance Corp., Floating Rate Note, 12/25/34

 259,488

 1,937,853

 1.41

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 1,934,377

 924,953

 0.47

 AA+/A3

 Opteum Mortgage Acceptance Corp., Floating Rate Note, 7/25/35

 918,757

 3,068,371

 NR/Baa3

 ORES NPL LLC, 4.0%, 9/25/44 (144A)

 3,079,436

 100,000

 1.49

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 100,035

 500,000

 1.74

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 505,658

 631,000

 1.94

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 645,090

 550,900

 AAA/Ba3

 RALI Trust, 4.75%, 4/25/34

 552,484

 89,483

 NR/B3

 RALI Trust, 5.5%, 12/25/34

 88,303

 296,050

 0.76

 BBB+/Ba1

 RALI Trust, Floating Rate Note, 1/25/34

 283,940

 224,489

 0.76

 NR/Baa3

 RALI Trust, Floating Rate Note, 10/25/17

 211,865

 1,264,579

 0.66

 AAA/NR

 RALI Trust, Floating Rate Note, 12/26/33

 1,152,250

 2,338,009

 0.66

 AAA/NR

 RALI Trust, Floating Rate Note, 3/25/18

 2,271,947

 34,152

 0.81

 AAA/Ba3

 RALI Trust, Floating Rate Note, 4/25/34

 31,674

 184,988

 0.71

 BB+/Ba1

 RALI Trust, Floating Rate Note, 6/25/33

 173,628

 350,221

 1.61

 B-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 309,214

 167,425

 0.61

 BBB+/NR

 Residential Asset Securitization Trust, Floating Rate Note, 5/25/33

 150,730

 103,879

 0.71

 AAA/NR

 Residential Asset Securitization Trust, Floating Rate Note, 7/25/33

 103,528

 299,207

 NR/Baa3

 S2 Hospitality LLC, 4.5%, 4/15/25 (144A)

 299,652

 51,561

 7.16

 NR/Aaa

 Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 5/18/32 (144A)

 51,550

 740,747

 1.25

 AA+/Baa3

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 724,051

 307,135

 0.83

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 297,763

 663,198

 0.85

 A+/Baa1

 Sequoia Mortgage Trust 2003-8, Floating Rate Note, 1/20/34

 643,816

 499,677

 0.53

 A+/Baa3

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 482,087

 1,171,241

 0.48

 AAA/Baa1

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 1,062,347

 170,121

 0.80

 AAA/A3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 154,149

 300,081

 2.10

 AA+/Baa3

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 299,767

 936,846

 0.44

 AA+/B1

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 893,425

 498,348

 0.43

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 454,332

 304,257

 0.93

 AA+/A2

 Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24

 301,720

 82,313

 0.36

 AAA/Aaa

 Series 2007-1G WST Trust, Floating Rate Note, 5/21/38 (144A)

 81,240

 509,850

 NR/NR

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 512,824

 961,232

 1.57

 AAA/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 12/25/59 (144A)

 966,639

 100,659

 3.21

 BB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 99,043

 564,580

 2.74

 AAA/A3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 557,120

 116,494

 0.61

 AAA/A3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35

 115,936

 1,026,422

 0.91

 AA+/A3

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 3/19/34

 1,006,968

 378,409

 2.90

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 380,156

 695,138

 0.86

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 10/25/37 (144A)

 686,448

 307,519

 0.71

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 12/25/33

 297,759

 819,455

 2.68

 BBB+/B2

 Structured Asset Securities Corp., Floating Rate Note, 12/25/34

 834,941

 480,677

 2.75

 AAA/Baa1

 Structured Asset Securities Corp., Floating Rate Note, 6/25/33

 483,085

 793,853

 2.77

 A+/Baa3

 Structured Asset Securities Corp., Floating Rate Note, 7/25/33

 779,029

 496,625

 0.51

 BB+/Ba3

 Structured Asset Securities Corp., Floating Rate Note, 7/25/35

 443,812

 758,422

 1.15

 AA/NR

 Structured Asset Securities Corp., Floating Rate Note, 8/25/28

 732,660

 193,857

 0.37

 AAA/Aaa

 Superannuation Members Home Loans Global Fund, Floating Rate Note, 6/12/40

 192,121

 397,166

 1.91

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 389,064

 1,736,194

 NR/NR

 Vericrest Opportunity Loan Transferee, 2.487%, 2/26/52 (144A)

 1,740,257

 1,534,001

 3.47

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 11/25/60 (144A)

 1,534,001

 53,356

 4.21

 NR/NR

 Vericrest Opportunity Loan Trust 2012-NPL1, Floating Rate Note, 3/25/49 (144A)

 53,464

 80,815

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.79%, 4/15/42

 83,053

 2,511,041

 0.29

 A+/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/20 (144A)

 2,470,894

 57,387

 5.09

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 7/15/42

 57,580

 270,449

 2.49

 A+/A3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/33

 275,226

 442,320

 2.45

 BBB+/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 443,797

 613,491

 2.46

 A+/Ba2

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 2/25/33

 612,753

 244,807

 0.61

 NR/A2

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 3/25/34

 241,011

 632,133

 BBB+/NR

 Wells Fargo Mortgage Backed Securities Trust, 4.5%, 1/25/19

 634,757

 89,590

 5.00

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 91,417

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $285,747,259)

 $

 288,255,583

 CORPORATE BONDS - 17.8%

 Capital Goods - 0.1%

 Aerospace & Defense - 0.1%

 570,000

 0.58

 A/A2

 United Technologies Corp., Floating Rate Note, 12/2/13

 $

 571,562

 Total Capital Goods

 $

 571,562

 Transportation - 0.3%

 Railroads - 0.3%

 3,107,000

 BBB/Baa2

 CSX Corp., 5.75%, 3/15/13

 $

 3,139,021

 Total Transportation

 $

 3,139,021

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.2%

 2,342,000

 0.72

 BBB+/Baa1

 Johnson Controls, Inc., Floating Rate Note, 2/4/14

 $

 2,349,042

 Automobile Manufacturers - 0.3%

 300,000

 1.13

 A-/A3

 Daimler Finance North America LLC, Floating Rate Note, 4/10/14 (144A)

 $

 300,879

 300,000

 1.68

 A-/A3

 Daimler Finance North America LLC, Floating Rate Note, 7/11/13 (144A)

 301,545

 250,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 3.25%, 1/30/13 (144A)

 250,416

 790,000

 A-/A3

 Volkswagen International Finance NV, 1.625%, 8/12/13 (144A)

 795,577

 1,000,000

 0.91

 A-/A3

 Volkswagen International Finance NV, Floating Rate Note, 11/20/14 (144A)

 999,630

 300,000

 1.06

 A-/A3

 Volkswagen International Finance NV, Floating Rate Note, 3/21/14 (144A)

 301,598

 $

 2,949,645

 Total Automobiles & Components

 $

 5,298,687

 Food & Staples Retailing - 0.0%

 Drug Retail - 0.0%

 315,612

 BBB+/Baa2

 CVS Pass-Through Trust, 6.117%, 1/10/13 (144A)

 $

 315,612

 Total Food & Staples Retailing

 $

 315,612

 Food, Beverage & Tobacco - 0.7%

 Brewers - 0.1%

 600,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 2.5%, 3/26/13

 $

 602,771

 620,000

 1.04

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., Floating Rate Note, 3/26/13

 621,140

 $

 1,223,911

 Packaged Foods & Meats - 0.5%

 1,500,000

 0.61

 BBB+/A2

 Campbell Soup Co., Floating Rate Note, 8/1/14

 $

 1,505,352

 4,025,000

 BBB-/Baa2

 Mondelez International, Inc., 6.0%, 2/11/13

 4,047,033

 $

 5,552,385

 Tobacco - 0.1%

 700,000

 A/A2

 Philip Morris International, Inc., 4.875%, 5/16/13

 $

 711,335

 Total Food, Beverage & Tobacco

 $

 7,487,631

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.4%

 3,740,000

 A/Baa1

 Covidien International Finance SA, 1.875%, 6/15/13

 $

 3,765,282

 500,000

 A/Baa1

 St Jude Medical, Inc., 2.2%, 9/15/13

 506,134

 $

 4,271,416

 Total Health Care Equipment & Services

 $

 4,271,416

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Life Sciences Tools & Services - 0.1%

 1,450,000

 BBB+/Baa2

 Agilent Technologies, Inc., 2.5%, 7/15/13

 $

 1,462,850

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,462,850

 Banks - 3.8%

 Diversified Banks - 2.1%

 250,000

 2.31

 A/Aa3

 Banco Santander Chile, Floating Rate Note, 2/14/14 (144A)

 $

 247,004

 250,000

 A+/Aa1

 Bank of Nova Scotia, 2.25%, 1/22/13

 250,275

 250,000

 1.38

 A+/Aa1

 Bank of Nova Scotia, Floating Rate Note, 1/12/15

 253,738

 400,000

 0.52

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, Floating Rate Note, 7/25/13

 400,213

 2,920,000

 1.13

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 1/17/14 (144A)

 2,940,154

 300,000

 0.72

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 1/18/13 (144A)

 300,050

 1,400,000

 0.96

 AA-/Aa3

 HSBC Bank Plc, Floating Rate Note, 8/12/13 (144A)

 1,404,745

 200,000

 1.01

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 10/30/14

 201,835

 560,000

 0.46

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 3/8/13

 560,143

 2,000,000

 0.63

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 4/17/14

 2,003,994

 1,500,000

 0.76

 AA-/Aaa

 The Toronto-Dominion Bank, Floating Rate Note, 11/1/13

 1,504,648

 200,000

 0.64

 AA-/Aaa

 The Toronto-Dominion Bank, Floating Rate Note, 7/14/14

 200,680

 1,000,000

 A+/A1

 US Bancorp, 1.375%, 9/13/13

 1,005,844

 2,529,000

 A+/A1

 US Bancorp, 2.0%, 6/14/13

 2,547,244

 628,000

 0.65

 A/A3

 Wachovia Corp., Floating Rate Note, 10/28/15

 618,522

 1,725,000

 2.08

 A+/A2

 Wachovia Corp., Floating Rate Note, 5/1/13

 1,734,924

 100,000

 0.50

 A+/A2

 Wachovia Corp., Floating Rate Note, 8/1/13

 100,134

 2,000,000

 0.51

 A+/A2

 Wells Fargo & Co., Floating Rate Note, 10/28/15

 1,982,176

 1,500,000

 1.23

 A+/A2

 Wells Fargo & Co., Floating Rate Note, 6/26/15

 1,514,172

 1,000,000

 0.53

 AA-/Aa2

 Westpac Banking Corp., Floating Rate Note, 1/28/14

 999,443

 365,000

 1.04

 AA-/Aa2

 Westpac Banking Corp., Floating Rate Note, 12/9/13

 367,282

 500,000

 1.13

 NR/Aaa

 Westpac Banking Corp., Floating Rate Note, 7/17/15 (144A)

 503,918

 $

 21,641,138

 Regional Banks - 1.6%

 1,660,000

 A-/A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 1,684,012

 1,225,000

 A-/A3

 Bank One Corp., 5.25%, 1/30/13

 1,229,167

 400,000

 1.01

 A-/A2

 BB&T Corp., Floating Rate Note, 4/28/14

 402,513

 1,000,000

 0.63

 A-/A2

 Branch Banking & Trust Co., Floating Rate Note, 9/13/16

 984,442

 2,450,000

 BBB/Baa1

 Fifth Third Bancorp, 6.25%, 5/1/13

 2,496,518

 1,000,000

 0.73

 BBB-/Baa2

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 962,519

 1,250,000

 0.42

 BBB+/A3

 Fifth Third Bank Ohio, Floating Rate Note, 5/17/13

 1,249,694

 500,000

 BBB-/Baa2

 First Tennessee Bank NA, 4.625%, 5/15/13

 506,230

 4,541,000

 BBB+/Baa1

 KeyCorp, 6.5%, 5/14/13

 4,638,468

 1,000,000

 0.46

 A+/Aa3

 Mellon Funding Corp., Floating Rate Note, 5/15/14

 999,531

 100,000

 0.51

 A-/A3

 PNC Funding Corp., Floating Rate Note, 1/31/14

 100,043

 350,000

 0.51

 A+/Aa3

 State Street Bank and Trust Co., Floating Rate Note, 12/8/15

 347,462

 1,425,000

 0.62

 A+/A1

 US Bank NA Cincinnati Ohio, Floating Rate Note, 10/14/14

 1,425,948

 $

 17,026,547

 Thrifts & Mortgage Finance - 0.1%

 1,220,000

 0.76

 AAA/Aaa

 Swedbank Hypotek AB, Floating Rate Note, 3/28/14 (144A)

 $

 1,224,442

 Total Banks

 $

 39,892,127

 Diversified Financials - 5.1%

 Diversified Financial Services - 1.7%

 1,495,000

 A-/Baa2

 Citigroup, Inc., 5.5%, 4/11/13

 1,510,403

 2,000,000

 1.16

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 2/15/13

 2,000,200

 2,942,000

 2.31

 A-/Baa2

 Citigroup, Inc., Floating Rate Note, 8/13/13

 2,970,252

 822,000

 1.20

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 1/7/14

 828,134

 200,000

 1.02

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/24/14

 201,456

 1,967,000

 0.98

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/7/14

 1,977,622

 365,000

 1.21

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 5/22/13

 366,359

 500,000

 1.39

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 7/2/15

 505,302

 500,000

 1.38

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 8/1/17

 495,230

 1,645,000

 1.31

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 9/23/13

 1,646,097

 1,250,000

 1.12

 A/A2

 JPMorgan Chase & Co., Floating Rate Note, 1/24/14

 1,258,386

 2,000,000

 0.98

 A/A2

 JPMorgan Chase & Co., Floating Rate Note, 10/15/15

 2,001,106

 1,875,000

 0.96

 A/A2

 JPMorgan Chase & Co., Floating Rate Note, 2/26/13

 1,877,516

 $

 17,638,063

 Specialized Finance - 0.1%

 1,500,000

 NR/Aaa

 Private Export Funding Corp., 4.974%, 8/15/13

 $

 1,544,496

 Consumer Finance - 1.8%

 1,370,000

 BBB+/A3

 American Express Co., 4.875%, 7/15/13

 $

 1,401,879

 1,475,000

 A-/A2

 American Express Credit Corp., 5.875%, 5/2/13

 1,501,633

 100,000

 1.91

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/19/13

 100,739

 775,000

 1.16

 A-/A2

 American Express Credit Corp., Floating Rate Note, 6/24/14

 781,953

 1,500,000

 0.47

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 4/8/14 (144A)

 1,499,728

 1,500,000

 0.71

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 6/18/14 (144A)

 1,504,881

 550,000

 0.91

 A+/A1

 American Honda Finance Corp., Floating Rate Note, 8/5/13 (144A)

 551,668

 2,050,000

 BBB/Baa1

 Capital One Bank USA NA, 6.5%, 6/13/13

 2,103,562

 2,242,000

 1.49

 BBB/Baa1

 Capital One Financial Corp., Floating Rate Note, 7/15/14

 2,266,187

 897,000

 0.47

 A/A2

 John Deere Capital Corp., Floating Rate Note, 4/25/14

 898,266

 2,863,000

 0.66

 A+/A1

 PACCAR Financial Corp., Floating Rate Note, 4/5/13

 2,866,301

 250,000

 0.56

 A+/A1

 PACCAR Financial Corp., Floating Rate Note, 6/5/14

 250,534

 554,000

 AA-/Aa3

 Toyota Motor Credit Corp., 1.25%, 11/17/14

 561,826

 1,000,000

 0.73

 AA-/Aa3

 Toyota Motor Credit Corp., Floating Rate Note, 1/17/14

 1,003,539

 1,015,000

 0.80

 AA-/Aa3

 Toyota Motor Credit Corp., Floating Rate Note, 10/11/13

 1,018,469

 500,000

 0.57

 AA-/Aa3

 Toyota Motor Credit Corp., Floating Rate Note, 4/23/13

 500,375

 $

 18,811,540

 Asset Management & Custody Banks - 0.5%

 2,000,000

 0.66

 A+/A1

 State Street Corp., Floating Rate Note, 3/7/14

 $

 2,006,816

 100,000

 A+/Aa3

 The Bank of New York Mellon Corp., 4.5%, 4/1/13

 101,018

 1,300,000

 0.59

 A+/Aa3

 The Bank of New York Mellon Corp., Floating Rate Note, 1/31/14

 1,303,202

 1,200,000

 0.58

 A+/Aa3

 The Bank of New York Mellon Corp., Floating Rate Note, 7/28/14

 1,202,202

 $

 4,613,238

 Investment Banking & Brokerage - 1.1%

 3,502,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 6.15%, 4/25/13

 $

 3,558,218

 1,948,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.45%, 2/5/13

 1,956,456

 250,000

 1.92

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 1/24/14

 251,612

 1,050,000

 1.29

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 4/29/13

 1,052,381

 100,000

 2.81

 A-/Baa1

 Morgan Stanley, Floating Rate Note, 5/14/13

 100,686

 400,000

 1.03

 A/A2

 The Bear Stearns Companies LLC, Floating Rate Note, 10/28/14

 400,917

 1,000,000

 1.31

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14

 1,002,792

 200,000

 1.31

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14

 200,584

 2,000,000

 0.76

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16

 1,941,330

 1,000,000

 0.91

 A-/A3

 The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/14

 995,826

 $

 11,460,802

 Total Diversified Financials

 $

 54,068,139

 Insurance - 5.1%

 Life & Health Insurance - 0.8%

 4,180,000

 A+/A1

 Allstate Life Global Funding Trusts, 5.375%, 4/30/13

 $

 4,249,204

 600,000

 1.56

 A-/A3

 MetLife, Inc., Floating Rate Note, 8/6/13

 604,268

 2,800,000

 A-/Baa2

 Protective Life Corp., 4.3%, 6/1/13

 2,840,858

 305,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 305,288

 500,000

 0.56

 BBB/Baa1

 Sun Life Financial Global Funding III LP, Floating Rate Note, 10/6/13 (144A)

 498,868

 $

 8,498,486

 Multi-line Insurance - 0.4%

 1,750,000

 AA-/Aa3

 Metropolitan Life Global Funding I, 2.5%, 1/11/13 (144A)

 $

 1,750,796

 1,130,000

 AA-/Aa3

 Metropolitan Life Global Funding I, 5.125%, 4/10/13 (144A)

 1,144,151

 680,000

 1.10

 AA-/Aa3

 Metropolitan Life Global Funding I, Floating Rate Note, 1/10/14 (144A)

 683,384

 $

 3,578,331

 Reinsurance - 4.0%

 750,000

 8.13

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (144A)

 $

 741,600

 600,000

 6.30

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 616,860

 945,000

 11.05

 BB-/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 984,596

 250,000

 9.25

 BB/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 252,375

 500,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 487,500

 1,830,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 1,846,470

 500,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 511,800

 250,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 254,000

 1,000,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,015,300

 250,000

 11.25

 B+/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 251,000

 250,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 268,150

 500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 490,900

 850,000

 5.75

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 846,940

 520,000

 6.73

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 524,160

 525,000

 5.00

 BB+/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 535,080

 900,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 907,020

 750,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 752,775

 750,000

 3.75

 BB+/NR

 Golden State Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 763,575

 300,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 307,920

 2,250,000

 6.20

 BB-/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 2,273,625

 250,000

 9.25

 B/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 255,125

 2,000,000

 6.50

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/13 (Cat Bond) (144A)

 2,028,600

 750,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 766,725

 1,000,000

 7.75

 BB-/NR

 Lakeside Re II, Ltd., Floating Rate Note, 1/8/13 (Cat Bond) (144A)

 998,900

 250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 250,100

 1,500,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 1,507,500

 500,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 503,250

 1,850,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 1,871,645

 750,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 748,500

 1,000,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 1,018,900

 500,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 484,350

 750,000

 8.71

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 749,025

 500,000

 8.72

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 532,000

 1,000,000

 8.22

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 1,045,500

 250,000

 13.75

 NR/NR

 Pelican Re, Ltd., Floating Rate Note, 4/13/15 (Cat Bond) (144A)

 266,525

 500,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 502,650

 500,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 503,050

 500,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 498,550

 250,000

 8.50

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 253,525

 250,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 258,025

 800,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 796,800

 1,000,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 1,011,500

 2,000,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 2,026,800

 500,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 520,700

 1,500,000

 0.00

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,492,350

 250,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 268,325

 750,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 770,400

 2,000,000

 7.00

 BB/NR

 Shore Re, Ltd., Floating Rate Note, 7/8/13 (Cat Bond) (144A)

 2,046,200

 400,000

 3.33

 BBB-/NR

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 402,640

 1,500,000

 3.12

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 1,505,550

 500,000

 3.82

 BB+/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 501,800

 1,000,000

 4.61

 BBB+/NR

 Vitality Re, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 1,016,200

 500,000

 9.66

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 502,200

 $

 42,535,556

 Total Insurance

 $

 54,612,373

 Technology Hardware & Equipment - 0.1%

 Office Electronics - 0.1%

 550,000

 1.71

 BBB-/Baa2

 Xerox Corp., Floating Rate Note, 9/13/13

 $

 553,606

 Total Technology Hardware & Equipment

 $

 553,606

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 2,676,000

 BBB/Baa2

 British Telecommunications Plc, 5.15%, 1/15/13

 $

 2,679,690

 930,000

 1.43

 BBB/Baa2

 British Telecommunications Plc, Floating Rate Note, 12/20/13

 937,708

 500,000

 BBB/Baa2

 Telecom Italia Capital SA, 5.25%, 11/15/13

 513,750

 200,000

 0.64

 BBB/Baa2

 Telefonica Emisiones SAU, Floating Rate Note, 2/4/13

 199,785

 $

 4,330,933

 Total Telecommunication Services

 $

 4,330,933

 Utilities - 1.0%

 Electric Utilities - 0.5%

 1,341,000

 BBB/Baa2

 Duke Energy Corp., 5.65%, 6/15/13

 $

 1,371,642

 1,175,000

 BBB+/Baa2

 Northeast Utilities, 5.65%, 6/1/13

 1,199,428

 2,255,000

 1.06

 BBB+/Baa2

 Northeast Utilities, Floating Rate Note, 9/20/13

 2,266,424

 525,000

 A/A2

 Public Service Co of Colorado, 4.875%, 3/1/13

 528,753

 $

 5,366,247

 Multi-Utilities - 0.5%

 2,606,000

 A-/Baa2

 Dominion Resources, Inc. Virginia, 5.0%, 3/15/13

 $

 2,630,416

 1,000,000

 BBB+/Baa1

 Sempra Energy, 6.0%, 2/1/13

 1,004,275

 1,495,000

 1.07

 BBB+/Baa1

 Sempra Energy, Floating Rate Note, 3/15/14

 1,502,844

 $

 5,137,535

 Total Utilities

 $

 10,503,782

 TOTAL CORPORATE BONDS

 (Cost $186,243,845)

 $

 186,507,739

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%

 7,873

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 $

 8,287

 15,512

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/17

 16,647

 30,649

 3.17

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 1/1/48

 32,755

 30,020

 2.54

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 10/1/32

 32,080

 19,980

 2.28

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 11/1/23

 20,767

 33,318

 2.30

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 2/1/34

 34,047

 9,748

 2.59

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 4/1/15

 9,763

 26,975

 2.31

 AAA/Aaa

 Fannie Mae, Floating Rate Note, 9/1/32

 28,782

 500,000

 AA+/Aaa

 Federal Farm Credit Banks, 0.875%, 6/14/16

 501,364

 100,000

 0.31

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 10/15/13

 100,080

 6,000,000

 0.42

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 3/17/14

 6,013,968

 2,000,000

 0.40

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 3/6/14

 2,004,126

 1,000,000

 0.31

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 4/25/14

 1,001,013

 1,000,000

 0.45

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 5/29/14

 1,002,998

 3,000,000

 0.20

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 1/15/14

 3,001,962

 500,000

 0.24

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 1/25/13

 500,048

 1,000,000

 0.17

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 11/15/13

 1,000,325

 4,570,000

 0.18

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 12/20/13

 4,571,842

 300,000

 0.29

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 2/25/13

 300,087

 1,000,000

 0.24

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 2/28/14

 1,001,082

 1,250,000

 0.21

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 3/11/14

 1,250,925

 440,000

 0.27

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 3/13/13

 440,152

 670,000

 0.14

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 4/12/13

 670,080

 300,000

 0.36

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 4/5/13

 300,141

 450,000

 0.27

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 5/2/13

 450,252

 2,500,000

 0.35

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 6/7/13

 2,501,752

 5,515,000

 0.25

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 7/22/13

 5,518,485

 3,675,000

 0.24

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 8/1/13

 3,677,653

 7,000,000

 0.22

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 8/22/13

 7,000,959

 485,000

 0.41

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 9/16/13

 485,707

 6,023

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/14

 6,293

 3,450,000

 0.28

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/10/13

 3,450,135

 9,255,000

 0.34

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/24/13

 9,255,953

 14,572

 2.35

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23

 15,541

 16,693

 2.86

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33

 17,823

 4,240,000

 0.39

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/18/13

 4,249,527

 9,031

 4.60

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35

 9,691

 2,020,000

 0.30

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/12/13

 2,022,250

 7,600,000

 0.34

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 1/10/13

 7,600,266

 2,000,000

 0.35

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 10/25/13

 2,003,582

 1,240,000

 0.25

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 3/14/13

 1,240,342

 6,368,000

 0.30

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 3/4/14

 6,377,323

 17,985

 1.62

 AAA/Aaa

 Government National Mortgage Association II, Floating Rate Note, 1/20/22

 18,684

 10,000,000

 AA+/Aaa

 U.S. Treasury Bills, 0.0%, 1/10/13

 9,999,989

 547,195

 AA+/Aaa

 U.S. Treasury Inflation Indexed Bonds, 0.625%, 4/15/13

 546,511

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $90,272,319)

 $

 90,292,039

 MUNICIPAL BONDS - 1.8%

 Municipal Development - 0.3%

 3,500,000

 0.09

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 $

 3,500,000

 Municipal Education - 0.2%

 1,500,000

 AAA/Aa1

 State of Florida, 5.0%, 1/1/13

 $

 1,500,000

 Municipal General - 0.1%

 200,000

 1.31

 A+/A1

 New Jersey Economic Development Authority, Floating Rate Note, 6/15/13

 $

 200,428

 1,000,000

 NR/NR

 State of California, 2.5%, 6/20/13

 1,010,080

 $

 6,210,508

 Higher Municipal Education - 0.9%

 1,865,000

 0.12

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/37

 $

 1,865,000

 250,000

 0.79

 AA/Aa1

 University of California, Floating Rate Note, 7/1/41

 250,015

 7,000,000

 0.12

 AAA/Aaa

 University of Michigan, Floating Rate Note, 12/1/29

 7,000,000

 $

 9,115,015

 Municipal Housing - 0.1%

 500,000

 AA-/Aa3

 Massachusetts Housing Finance Agency, 0.467%, 6/1/13

 $

 500,225

 Municipal Power - 0.1%

 1,000,000

 0.91

 NR/Aa3

 South Carolina State Public Service Authority, Floating Rate Note, 6/2/14

 $

 1,004,280

 250,000

 0.71

 NR/Aa3

 South Carolina State Public Service Authority, Floating Rate Note, 7/1/13

 250,388

 $

 1,754,893

 Municipal Student Loan - 0.1%

 1,250,000

 1.00

 AA+/NR

 Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27

 $

 1,263,525

 TOTAL MUNICIPAL BONDS

 (Cost $18,335,700)

 $

 18,343,941

 SENIOR FLOATING RATE LOAN INTERESTS - 6.5% **

 Energy - 0.1%

 Integrated Oil & Gas - 0.0%

 62,551

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 62,864

 Oil & Gas Exploration & Production - 0.1%

 250,000

 5.75

 BB-/Ba3

 Chesapeake Energy Corp., Loan, 12/2/17

 $

 250,735

 Oil & Gas Refining & Marketing - 0.0%

 99,750

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 100,405

 Oil & Gas Storage & Transportation - 0.0%

 223,313

 4.75

 BB-/Ba3

 Gibson Energy, Inc., Tranche B Term Loan, 6/30/18

 $

 226,139

 Total Energy

 $

 640,143

 Materials - 0.4%

 Commodity Chemicals - 0.1%

 196,709

 5.25

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 2/15/19

 $

 198,758

 703,607

 4.25

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 711,523

 191,893

 4.25

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 193,872

 $

 1,104,153

 Specialty Chemicals - 0.2%

 92,121

 3.75

 BB+/Baa3

 Ashland, Inc., Term B Loan, 5/31/18

 $

 93,323

 750,000

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 762,500

 197,500

 5.75

 BB-/Ba2

 OM Group, Inc., Term B Dollar Loan, 7/5/17

 199,722

 123,750

 5.00

 BB-/Ba1

 PolyOne Corp., Term Loan, 9/30/17

 125,065

 500,000

 5.25

 B+/B2

 PQ Corp., Term Loan B, 5/1/17

 503,250

 $

 1,683,860

 Paper Packaging - 0.0%

 49,250

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 49,250

 111,094

 4.00

 BB/Ba1

 Sealed Air Corp., Term B-1 Facility, 10/3/18

 112,841

 $

 162,091

 Aluminum - 0.0%

 119,100

 5.75

 B+/Ba2

 Noranda Aluminum Holding Corp., Term B Loan, 2/17/19

 $

 120,068

 Diversified Metals & Mining - 0.1%

 498,750

 5.25

 BB+/Ba1

 Fortescue Metals Group, Ltd., Term Loan, 9/18/17

 $

 503,776

 147,750

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 148,120

 $

 651,896

 Precious Metals & Minerals - 0.0%

 438,172

 5.25

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 437,468

 Steel - 0.0%

 148,865

 4.75

 BB/B1

 JMC Steel Group, Inc., Term Loan, 2/15/17

 $

 150,726

 Total Materials

 $

 4,310,262

 Capital Goods - 0.5%

 Aerospace & Defense - 0.1%

 173,250

 5.75

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 $

 174,044

 425,000

 5.25

 B/B1

 Sequa Corp., Initial Term Loan, 5/29/17

 428,319

 347,375

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 350,125

 $

 952,488

 Building Products - 0.0%

 465,000

 6.00

 B+/B2

 Custom Building Products, Inc., Term Loan, 12/12/19

 $

 465,193

 Electrical Components & Equipment - 0.1%

 897,750

 6.00

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 4/13/17

 $

 911,216

 Construction & Farm Machinery & Heavy Trucks - 0.0%

 148,129

 4.50

 NR/Ba2

 Terex Corp., New US Term Loan, 4/28/17

 $

 149,906

 54,895

 4.25

 BB/Ba2

 The Manitowoc Co, Inc., Term B Loan, 10/11/17

 55,375

 $

 205,281

 Industrial Machinery - 0.1%

 482,581

 0.00

 NR/NR

 Schaeffler AG, Facility B2 USD, 1/27/17

 $

 488,613

 83,646

 6.25

 BB-/Ba2

 Xerium Technologies, Inc., Initial U.S. Term Loan, 5/4/17

 83,593

 $

 572,206

 Trading Companies & Distributors - 0.2%

 495,276

 4.75

 BBB-/Ba2

 AWAS Aviation Capital, Ltd., Term Loan, 6/25/18

 $

 499,818

 750,000

 3.75

 NR/NR

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 752,110

 1,275,000

 4.50

 B+/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 1,283,606

 $

 2,535,534

 Total Capital Goods

 $

 5,641,918

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.0%

 198,500

 4.00

 BB+/Baa3

 Covanta Holding Corp., Term Loan, 3/1/19

 $

 201,229

 195,756

 4.75

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 2/23/17

 196,735

 $

 397,964

 Office Services & Supplies - 0.0%

 101,656

 4.25

 BB+/Ba1

 ACCO Brands Corp., Term B Loan, 1/4/19

 $

 102,609

 Diversified Support Services - 0.0%

 522,346

 5.25

 B+/Ba3

 Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17

 $

 523,652

 Security & Alarm Services - 0.1%

 750,000

 4.50

 BB/Ba1

 Garda World Security Corp., Term B Loan, 10/24/19

 $

 759,375

 Human Resource & Employment Services - 0.1%

 684,460

 5.00

 BB-/Ba3

 On Assignment, Inc., Initial Term B Loan, 3/20/19

 $

 687,882

 Total Commercial Services & Supplies

 $

 2,471,482

 Transportation - 0.1%

 Airlines - 0.1%

 750,000

 5.25

 B+/Ba2

 Delta Air Lines, Inc., Term B-1 Loan, 9/28/18

 $

 756,797

 Trucking - 0.0%

 187,500

 3.96

 BB/B1

 Swift Transportation Co., Tranche B-1 Term Loan, 12/21/16

 $

 188,578

 466,538

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 471,835

 $

 660,413

 Total Transportation

 $

 1,417,210

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.2%

 149,625

 4.25

 BB-/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 151,308

 1,006,368

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 1,012,784

 500,000

 6.00

 B+/B1

 Metaldyne Corp., USD Term Loan, 11/9/18

 505,000

 646,369

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 654,448

 73,285

 4.25

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 73,881

 $

 2,397,421

 Tires & Rubber - 0.1%

 600,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 605,100

 Total Automobiles & Components

 $

 3,002,521

 Consumer Durables & Apparel - 0.4%

 Home Furnishings - 0.0%

 625,000

 0.00

 BB/Ba3

 Tempur-Pedic International, Inc., 9/27/19

 $

 633,724

 Housewares & Specialties - 0.1%

 159,375

 5.26

 BB-/Ba3

 Prestige Brands, Inc., Term B Loan, 12/20/18

 $

 161,509

 299,250

 4.75

 NR/B1

 Reynolds Group Holdings, Ltd., U.S. Term Loan, 9/21/18

 303,348

 252,724

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 255,883

 $

 720,740

 Apparel, Accessories & Luxury Goods - 0.1%

 780,000

 0.00

 BBB-/Ba1

 PVH Corp., 12/19/19

 $

 785,710

 Footwear - 0.1%

 882,143

 0.00

 BB/Ba2

 Wolverine World Wide, Inc., Tranche B Term Loan, 5/1/19

 $

 890,413

 Textiles - 0.1%

 902,166

 5.75

 NR/Ba3

 Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16

 $

 913,444

 Total Consumer Durables & Apparel

 $

 3,944,031

 Consumer Services - 0.6%

 Casinos & Gaming - 0.3%

 98,536

 4.00

 BB+/Ba2

 Ameristar Casinos, Inc., B Term Loan, 3/29/18

 $

 99,383

 133,000

 6.00

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 134,662

 1,250,000

 4.25

 BB/Ba2

 MGM Resorts International, New Term Loan B, 12/13/19

 1,265,235

 907,583

 3.75

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 6/29/18

 912,405

 188,575

 4.00

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19

 190,225

 98,071

 3.21

 BBB-/Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 98,347

 $

 2,700,257

 Leisure Facilities - 0.0%

 541,570

 4.00

 BB+/Ba2

 Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18

 $

 545,003

 Restaurants - 0.3%

 246,383

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 248,384

 374,546

 4.25

 BB-/Ba2

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 378,292

 497,494

 6.50

 B+/B1

 Landry's, Inc., B Term Loan, 3/22/18

 503,712

 157,067

 4.50

 NR/Ba3

 NPC Restaurant Holdings LLC, Term Loan, 12/28/18

 158,637

 473,813

 5.25

 B+/Ba3

 PF Chang's China Bistro, Inc., Term Borrowing, 5/15/19

 480,327

 1,052,363

 4.75

 BB-/B1

 Wendy's International, Inc., Term Loan, 4/3/19

 1,064,390

 $

 2,833,742

 Education Services - 0.0%

 297,750

 5.25

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche C Term Loan, 5/1/17

 $

 302,961

 Specialized Consumer Services - 0.0%

 173,688

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 175,642

 Total Consumer Services

 $

 6,557,605

 Media - 0.6%

 Advertising - 0.1%

 425,000

 0.00

 B/B1

 Getty Images, Inc., Initial Term Loan (New), 9/17/19

 $

 426,129

 Broadcasting - 0.2%

 248,125

 4.00

 BB-/Ba2

 Cequel Communications Holdings I LLC, Term Loan, 1/31/19

 $

 249,641

 134,367

 5.00

 BB-/Ba3

 Entercom Communications Corp., Term B Loan, 11/7/18

 135,690

 748,125

 4.00

 BB-/Ba3

 MCC Georgia LLC, Tranche G Term Loan, 2/8/20

 751,866

 396,294

 4.00

 BB+/Ba1

 Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16

 399,097

 373,125

 4.25

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 376,390

 348,250

 5.75

 NR/NR

 Truven Health Analytics, Inc., New Tranche B Term Loan, 5/23/19

 349,121

 98,318

 4.25

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 1/24/17

 99,505

 $

 2,361,310

 Cable & Satellite - 0.1%

 372,188

 4.00

 BB+/Baa3

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 $

 375,619

 650,000

 4.25

 NR/NR

 Kabel Deutschland Vertrieb und Service GmbH, Facility F Loan, 2/1/19

 654,740

 299,248

 0.00

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 303,152

 $

 1,333,511

 Movies & Entertainment - 0.2%

 570,742

 4.75

 BB-/Ba2

 AMC Entertainment, Inc., Term B-3 Loan, 2/7/18

 $

 576,142

 496,180

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 499,277

 500,000

 5.25

 BB-/Ba2

 WMG Acquisition Corp., Initial Term Loan, 10/25/18

 506,458

 $

 1,581,877

 Publishing - 0.0%

 144,552

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 145,499

 Total Media

 $

 5,848,326

 Retailing - 0.1%

 Apparel Retail - 0.0%

 372,333

 4.75

 BB+/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 375,824

 59,511

 5.75

 BB/Ba3

 Lord & Taylor LLC, Term Loan, 12/2/18

 60,153

 $

 435,977

 Automotive Retail - 0.1%

 548,620

 4.25

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche C Term Loan, 8/7/19

 $

 554,655

 500,000

 6.25

 B+/B1

 Sequa Automotive Group, Term Loan, 11/1/18

 497,500

 $

 1,052,155

 Total Retailing

 $

 1,488,132

 Food & Staples Retailing - 0.0%

 Food Distributors - 0.0%

 250,000

 0.00

 B/B1

 AdvancePierre Foods, Term Loan (First Lien), 6/17/17

 $

 253,281

 Total Food & Staples Retailing

 $

 253,281

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 498,750

 5.00

 B+/NR

 Acosta, Inc., Term D Loan, 9/25/17

 $

 503,738

 74,250

 4.00

 BB/Ba1

 B&G Foods, Inc., Tranche B Term Loan (2012), 11/30/18

 74,737

 500,000

 4.50

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 2/3/18

 501,771

 $

 1,080,246

 Total Food, Beverage & Tobacco

 $

 1,080,246

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 200,000

 0.00

 BB-/Ba3

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 202,212

 497,475

 4.75

 BB-/Ba3

 Revlon, Inc., Term Loan B, 11/19/17

 501,548

 $

 703,760

 Total Household & Personal Products

 $

 703,760

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.2%

 1,147,125

 4.50

 BBB-/Ba2

 Hologic, Inc., Tranche B Term Loan, 4/29/19

 $

 1,162,300

 371,994

 5.50

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5/4/18

 376,644

 $

 1,538,944

 Health Care Supplies - 0.0%

 222,196

 5.75

 BB-/NR

 Immucor, Inc., Term B-1 Loan, 8/19/18

 $

 225,251

 Health Care Services - 0.2%

 146,843

 7.25

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 147,210

 600,000

 5.00

 B+/Ba3

 BSN Medical GmbH & Co KG, Facility B1A, 8/28/19

 604,500

 750,000

 4.00

 BB-/Ba2

 DaVita, Inc., Tranche B2 Term Loan, 8/1/19

 756,872

 66,656

 7.75

 B/B2

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 64,989

 748,146

 6.75

 BB-/Ba3

 MModal, Inc., Term B Loan, 7/2/19

 720,091

 $

 2,293,662

 Health Care Facilities - 0.2%

 74,250

 4.50

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 $

 74,939

 497,468

 5.00

 B/Ba3

 IASIS Healthcare LLC, Term B Loan, 4/18/18

 499,956

 725,000

 5.25

 NR/NR

 Kindred Healthcare, Inc., Incremental Term Loan, 6/1/18

 709,896

 995,000

 5.50

 BB-/Ba3

 Select Medical Corp., Series A Tranche B Term Loan, 6/1/18

 1,003,706

 98,500

 5.50

 BB-/Ba3

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 99,075

 $

 2,387,572

 Health Care Technology - 0.2%

 750,000

 5.00

 B+/Ba3

 Convatec, Inc., Dollar Term Loan, 12/1/16

 $

 761,250

 646,058

 5.00

 BB-/Ba3

 Emdeon, Inc., Term B-1 Loan, 11/2/18

 653,407

 $

 1,414,657

 Total Health Care Equipment & Services

 $

 7,860,086

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.3%

 947,625

 4.50

 BB/B1

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 958,286

 98,246

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 98,901

 817,871

 4.50

 BB+/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 826,902

 154,651

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18

 155,825

 407,222

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-1 Loan, 3/3/18

 410,313

 203,611

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-2 Loan, 3/17/18

 205,156

 279,965

 4.25

 BBB-/Ba3

 WC Luxco Sarl, Term B-3 Loan, 3/3/18

 282,090

 $

 2,937,473

 Pharmaceuticals - 0.1%

 22,936

 4.00

 BBB-/Baa3

 Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18

 $

 23,179

 748,125

 5.00

 B+/B1

 Par Pharmaceutical Companies, Inc., Term B Loan, 8/2/19

 749,138

 600,000

 0.00

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., 9/12/19

 604,800

 250,000

 4.25

 NR/NR

 Valeant Pharmaceuticals International, Inc., Series D Tranche B Term Loan, 2/13/19

 251,771

 $

 1,628,888

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,566,361

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.3%

 1,242,500

 5.75

 NR/NR

 Fly Funding II Sarl, 8/9/18

 $

 1,252,984

 536,217

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 498,682

 543,336

 3.50

 BBB-/Baa2

 RPI Finance Trust, 6.75 Year Term Loan(2012), 5/10/18

 548,543

 645,219

 4.00

 BBB-/Baa2

 RPI Finance Trust, New Term Loan, 11/9/18

 652,680

 98,939

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 99,743

 $

 3,052,632

 Specialized Finance - 0.1%

 775,000

 0.00

 B/NR

 DH Services Luxembourg Sarl, 12/18/19

 $

 777,906

 745,619

 4.75

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche E Term Loan, 9/16/18

 752,276

 $

 1,530,182

 Total Diversified Financials

 $

 4,582,814

 Insurance - 0.2%

 Life & Health Insurance - 0.1%

 478,985

 5.00

 NR/Ba3

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 484,294

 Multi-line Insurance - 0.0%

 124,375

 5.75

 B+/Ba2

 AmWINS Group, Inc., 1st Lien Term Loan, 5/7/19

 $

 125,152

 Property & Casualty Insurance - 0.1%

 1,110,000

 0.00

 NR/NR

 USI Insurance Services LLC, 11/29/19

 $

 1,109,075

 Total Insurance

 $

 1,718,521

 Real Estate - 0.0%

 Real Estate Services - 0.0%

 500,000

 5.75

 BB-/B1

 Altisource Portfolio Solutions SA, Term B Loan, 11/1/19

 $

 504,375

 Total Real Estate

 $

 504,375

 Software & Services - 0.3%

 IT Consulting & Other Services - 0.1%

 997,500

 4.50

 BB/Ba3

 Booz Allen Hamilton Holding Corp., Initial Tranche B Term Loan, 7/10/19

 $

 1,010,592

 Data Processing & Outsourced Services - 0.1%

 997,500

 4.25

 NR/Ba2

 Genpact, Ltd., Term Loan, 8/17/19

 $

 1,008,722

 98,750

 5.00

 BB+/Ba2

 NeuStar, Inc., Term Advance Loan, 10/11/18

 99,460

 172,024

 4.25

 BB/Ba3

 VeriFone Systems, Inc., Term B Loan, 11/14/18

 172,346

 $

 1,280,528

 Application Software - 0.0%

 0

 0.00

 NR/B1

 Allen Systems Group, Inc., Term B Loan Retired 12/14/2012, 11/22/15

 $

 0

 248,832

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 250,231

 $

 250,231

 Systems Software - 0.1%

 666,219

 4.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 658,724

 Total Software & Services

 $

 3,200,075

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.3%

 500,000

 6.75

 B+/B1

 Audio Visual Services Corp., Term Loan (First Lien), 10/11/18

 $

 492,500

 248,734

 4.25

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 250,755

 1,850,000

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Loan, 10/29/19

 1,868,500

 $

 2,611,755

 Total Technology Hardware & Equipment

 $

 2,611,755

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.0%

 131,559

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 133,039

 98,500

 3.75

 BB+/Ba2

 Sensata Technologies BV, Term Loan, 4/29/18

 99,006

 $

 232,045

 Semiconductors - 0.1%

 305,470

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 308,296

 487,550

 4.25

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 492,730

 $

 801,026

 Total Semiconductors & Semiconductor Equipment

 $

 1,033,071

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 1,169,125

 5.75

 B+/Ba3

 West Corp., Term B-6 Loan, 6/30/18

 $

 1,185,931

 721,375

 4.00

 BB+/Baa3

 Windstream Corp., Tranche B-3 Term Loan, 7/23/19

 727,687

 $

 1,913,618

 Wireless Telecommunication Services - 0.0%

 123,125

 4.50

 NR/NR

 Cellular South, Inc., Term Loan, 6/16/17

 $

 124,048

 123,750

 4.00

 B+/Ba2

 Crown Castle International Corp., Tranche B Term Loan, 1/10/19

 124,616

 $

 248,664

 Total Telecommunication Services

 $

 2,162,282

 Utilities - 0.3%

 Independent Power Producers & Energy Traders - 0.3%

 271,306

 4.25

 BB+/Ba1

 AES Corp. Virginia, Initial Term Loan, 5/17/18

 $

 274,601

 498,750

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 9/27/19

 504,074

 893,457

 4.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 904,276

 1,385,000

 0.00

 NR/NR

 NSG Holdings LLC, 1st Lien Term Loan, 11/15/19

 1,409,238

 $

 3,092,189

 Total Utilities

 $

 3,092,189

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $67,733,044)

 $

 68,690,446

 TEMPORARY CASH INVESTMENTS - 13.4%

 Certificates of Deposit - 3.1%

 100,000

 0.63

 A+/NR

 Bank of Nova Scotia Houston, Floating Rate Note, 2/15/13

 $

 100,068

 2,500,000

 0.57

 NR/NR

 Bank of Nova Scotia Houston, Floating Rate Note, 7/19/13

 2,504,660

 3,000,000

 0.66

 NR/NR

 Bank of Nova Scotia Houston, Floating Rate Note, 9/17/13

 3,008,820

 2,000,000

 1.06

 AA-/Aa2

 Commonwealth Bank of Australia New York NY, Floating Rate Note, 6/14/13

 2,008,182

 6,000,000

 0.14

 NR/NR

 Johns Hopkins University, Floating Rate Note

 6,000,000

 1,000,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 0.0%

 999,922

 1,000,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 0.0%

 999,883

 1,000,000

 0.78

 AA-/Aa3

 Nordea Bank Finland Plc New York, Floating Rate Note, 1/27/14

 1,003,424

 250,000

 0.76

 AA-/Aa3

 Nordea Bank Finland Plc New York, Floating Rate Note, 3/8/13

 250,240

 300,000

 0.79

 AA-/NR

 Nordea Bank Finland Plc New York, Floating Rate Note, 4/5/13

 300,375

 500,000

 0.33

 AA-/Aa3

 Royal Bank of Canada New York NY, Floating Rate Note, 3/11/13

 500,190

 1,550,000

 0.51

 AA-/Aa3

 Royal Bank of Canada New York NY, Floating Rate Note, 9/3/13

 1,551,770

 2,000,000

 0.32

 NR/NR

 Toronto-Dominion Bank New York, Floating Rate Note, 10/21/13

 2,000,800

 750,000

 0.30

 NR/NR

 Toronto-Dominion Bank New York, Floating Rate Note, 5/15/13

 750,225

 3,000,000

 0.20

 AA-/Aaa

 Toronto-Dominion Bank/NY, Floating Rate Note

 3,000,000

 350,000

 BBB+/Baa2

 Tyco Electronics Group SA, 0.0%

 349,996

 250,000

 1.10

 NR/NR

 Westpac Banking Corp. New York, Floating Rate Note, 7/10/13

 250,996

 7,000,000

 NR/NR

 Yale University, 0.0%

 6,999,949

 $

 32,579,500

 Repurchase Agreements - 10.3%

 Repurchase Agreements

 34,090,000

 Bank of Nova Scotia, Inc., 0.18%, dated 12/31/12, repurchase price of $34,090,000 plus accrued interest on 1/2/13 collateralized by $34,772,607 U.S. Treasury Notes,

 0.25%, 8/31/14

 $

 34,090,000

 40,190,000

 Deutsche Bank AG, 0.15%, dated 12/31/12, repurchase price of $40,190,000 plus accrued interest on 1/2/13 collateralized by the following:

 $28,360,125 U.S. Treasury Bond, 11.25%, 2/15/15

 $12,633,698 U.S. Treasury Note, 0.75%, 12/31/17

 40,190,000

 33,540,000

 JPMorgan, Inc., 0.24%, dated 12/31/12, repurchase price of $33,540,000 plus accrued interest on 1/2/13 collateralized by $34,211,379 Federal

 National Mortgage Association, 3.0-5.5%, 7/1/22-9/1/42

 33,540,000

 TOTAL REPURCHASE AGREEMENT

 $

 107,820,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $106,302,195)

 $

 140,399,500

 TOTAL INVESTMENT IN SECURITIES - 97.9%

 (Cost $1,022,463,918) (a)

 $

 1,027,705,350

 OTHER ASSETS & LIABILITIES - 2.1%

 $

 22,441,714

 TOTAL NET ASSETS - 100.0%

 $

 1,050,147,064

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2012, the value of these securities amounted to $241,789,486 or 23.0% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT's

 Real Estate Investment Trust.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,022,691,163 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

         5,855,888

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

          (841,701)

 Net unrealized gain

 $

         5,014,187

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

    Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
235,216,102

$
-

$
235,216,102

 Collateralized Mortgage Obligations

-

288,255,583

-

288,255,583

 Corporate Bonds

-

186,507,739

-

186,507,739

 U.S. Government Agency Obligations

-

90,292,039

-

90,292,039

 Foreign Government Bonds

-

-

-

-

 Municipal Bonds

-

18,343,941

-

18,343,941

 Senior Floating Rate Loan Interests

-

68,690,446

-

68,690,446

 Temporary Cash Investments

-

140,399,500

-

140,399,500

 Total

$
-

$
1,027,705,350

$
-

$
1,027,705,350

 Other Financial Instruments*

$
-

$
-

$
-

$
-

 * Other financial instruments include futures contracts.

 Pioneer Fundamental Growth Fund

 Schedule of Investments 12/31/12

 Shares

 Value

 COMMON STOCKS - 97.1%

 Energy - 5.8%

 Oil & Gas Equipment & Services - 2.5%

 375,150

 National Oilwell Varco, Inc.

 $

 25,641,502

 Integrated Oil & Gas - 3.3%

 252,910

 Exxon Mobil Corp.

 $

 21,889,360

 149,820

 Occidental Petroleum Corp.

 11,477,710

 $

 33,367,070

 Total Energy

 $

 59,008,572

 Materials - 5.6%

 Fertilizers & Agricultural Chemicals - 1.3%

 134,155

 Monsanto Co.

 $

 12,697,771

 Industrial Gases - 2.5%

 230,860

 Praxair, Inc.

 $

 25,267,627

 Specialty Chemicals - 1.8%

 255,610

 Ecolab, Inc.

 $

 18,378,359

 Total Materials

 $

 56,343,757

 Capital Goods - 8.6%

 Aerospace & Defense - 3.2%

 390,065

 United Technologies Corp.

 $

 31,989,231

 Industrial Conglomerates - 3.2%

 344,915

 3M Co.

 $

 32,025,358

 Construction & Farm Machinery & Heavy Trucks - 1.2%

 115,650

 Cummins, Inc.

 $

 12,530,678

 Trading Companies & Distributors - 1.0%

 51,250

 WW Grainger, Inc.

 $

 10,371,462

 Total Capital Goods

 $

 86,916,729

 Transportation - 2.4%

 Air Freight & Logistics - 2.4%

 328,670

 United Parcel Service, Inc. (Class B)

 $

 24,232,839

 Total Transportation

 $

 24,232,839

 Consumer Services - 3.5%

 Restaurants - 3.5%

 658,600

 Starbucks Corp.

 $

 35,314,132

 Total Consumer Services

 $

 35,314,132

 Media - 2.6%

 Movies & Entertainment - 2.6%

 528,150

 The Walt Disney Co.

 $

 26,296,588

 Total Media

 $

 26,296,588

 Retailing - 3.3%

 Apparel Retail - 3.3%

 626,700

 Ross Stores, Inc.

 $

 33,935,805

 Total Retailing

 $

 33,935,805

 Food & Staples Retailing - 4.2%

 Drug Retail - 3.1%

 646,930

 CVS Caremark Corp.

 $

 31,279,066

 Food Retail - 1.1%

 126,260

 Whole Foods Market, Inc.

 $

 11,531,326

 Total Food & Staples Retailing

 $

 42,810,392

 Food, Beverage & Tobacco - 9.4%

 Soft Drinks - 5.4%

 165,230

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 16,638,661

 1,049,700

 The Coca-Cola Co.

 38,051,625

 $

 54,690,286

 Tobacco - 4.0%

 489,380

 Philip Morris International, Inc.

 $

 40,931,743

 Total Food, Beverage & Tobacco

 $

 95,622,029

 Household & Personal Products - 2.2%

 Household Products - 2.2%

 95,900

 Colgate-Palmolive Co.

 $

 10,025,386

 177,220

 The Procter & Gamble Co.

 12,031,466

 $

 22,056,852

 Total Household & Personal Products

 $

 22,056,852

 Health Care Equipment & Services - 7.0%

 Health Care Equipment - 2.5%

 434,740

 Covidien Plc

 $

 25,101,888

 Health Care Services - 4.5%

 279,570

 DaVita HealthCare Partners, Inc. *

 $

 30,900,872

 269,910

 Express Scripts Holding Co. *

 14,575,140

 $

 45,476,012

 Total Health Care Equipment & Services

 $

 70,577,900

 Pharmaceuticals, Biotechnology & Life Sciences - 7.8%

 Biotechnology - 2.4%

 223,106

 Celgene Corp. *

 $

 17,562,904

 150,100

 Vertex Pharmaceuticals, Inc. *

 6,295,194

 $

 23,858,098

 Pharmaceuticals - 2.7%

 299,880

 Allergan, Inc.

 $

 27,507,992

 Life Sciences Tools & Services - 2.7%

 426,280

 Thermo Fisher Scientific, Inc.

 $

 27,188,138

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 78,554,228

 Diversified Financials - 1.3%

 Specialized Finance - 1.3%

 104,695

 IntercontinentalExchange, Inc. *

 $

 12,962,288

 Total Diversified Financials

 $

 12,962,288

 Insurance - 1.4%

 Property & Casualty Insurance - 1.4%

 654,580

 The Progressive Corp.

 $

 13,811,638

 Total Insurance

 $

 13,811,638

 Software & Services - 18.1%

 Internet Software & Services - 4.7%

 66,550

 GOOGLE INC *

 $

 47,208,574

 Data Processing & Outsourced Services - 4.9%

 101,170

 Mastercard, Inc.

 $

 49,702,798

 Systems Software - 8.5%

 1,812,170

 Microsoft Corp.

 $

 48,439,304

 1,133,570

 Oracle Corp.

 37,770,552

 $

 86,209,856

 Total Software & Services

 $

 183,121,228

 Technology Hardware & Equipment - 10.3%

 Communications Equipment - 3.8%

 622,020

 Qualcomm, Inc.

 $

 38,577,680

 Computer Hardware - 6.5%

 122,865

 Apple, Inc.

 $

 65,490,732

 Total Technology Hardware & Equipment

 $

 104,068,412

 Semiconductors & Semiconductor Equipment - 3.6%

 Semiconductors - 3.6%

 219,700

 Analog Devices, Inc.

 $

 9,240,582

 346,000

 Maxim Integrated Products, Inc.

 10,172,400

 461,680

 Xilinx, Inc.

 16,574,312

 $

 35,987,294

 Total Semiconductors & Semiconductor Equipment

 $

 35,987,294

 TOTAL COMMON STOCKS

 (Cost $803,224,442)

 $

 981,620,683

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.7%

 Repurchase Agreements - 1.7%

 17,340,000

 TD Securities, Inc., 0.17%, dated 12/31/12, repurchase price of

 $17,340,000 plus accrued interest on 1/2/13 collateralized by $17,686,887

 U.S. Treasury Strip, 0.125%, 7/15/22

 $

 17,340,000

 17,340,000

 Bank of Nova Scotia, Inc., 0.18%, dated 12/31/12, repurchase price of $17,340,000 plus accrued interest on 1/2/13 collateralized by $17,687,039 U.S. Treasury Notes,

 0.25%, 8/31/14

 $

 17,340,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $34,680,000)

 $

 34,680,000

 TOTAL INVESTMENT IN SECURITIES - 100.5%

 $

 1,016,300,683

 (Cost $837,904,442) (a)

 OTHER ASSETS & LIABILITIES - (0.5)%

 $

 (5,437,722)

 TOTAL NET ASSETS - 100.0%

 $

 1,010,862,961

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At December 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $839,099,355 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 179,409,532

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,208,204)

 Net unrealized gain

 $

 177,201,328

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,016,300,683

$
-

$
-

$
1,016,300,683

 Total

$
1,016,300,683

$
-

$
-

$
1,016,300,683

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust X By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 1, 2013 * Print the name and title of each signing officer under his or her signature.